UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09435

Waddell & Reed Advisors Funds

(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202

(Address of principal executive offices) (Zip code)

Mara D. Herrington

6300 Lamar Avenue

Overland Park, Kansas 66202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 913-236-2000

Date of fiscal year end: September 30

Date of reporting period: December 31, 2011

ITEM 1.    SCHEDULE OF INVESTMENTS.

SCHEDULE OF INVESTMENTS Bond Fund (in thousands)	DECEMBER 31, 2011 (UNAUDITED)

CORPORATE DEBT SECURITIES	Principal	Value

Aerospace & Defense – 1.4%
Bombardier Inc.,
7.500%, 3–15–18 (A)	$13,350	$14,284
Honeywell International Inc.,
5.000%, 2–15–19	5,000	5,818

		20,102

Apparel Retail – 1.0%
Limited Brands, Inc.:
8.500%, 6–15–19	3,000	3,495
7.000%, 5–1–20	10,676	11,557

		15,052

Biotechnology – 1.1%
Amgen Inc.:
6.150%, 6–1–18	12,500	14,535
5.700%, 2–1–19	2,000	2,249

		16,784

Brewers – 1.0%
Anheuser-Busch InBev Worldwide Inc.,
5.375%, 1–15–20	12,000	14,069

Broadcasting – 1.6%
CBS Corporation,
8.875%, 5–15–19	13,076	16,789
NBCUniversal Media, LLC,
5.150%, 4–30–20	5,297	5,896

		22,685

Cable & Satellite – 2.7%
Comcast Cable Communications, Inc.,
8.500%, 5–1–27	5,250	7,046
Comcast Corporation,
5.150%, 3–1–20	7,000	7,958
DirecTV Holdings LLC and DirecTV Financing Co., Inc.,
3.500%, 3–1–16	9,000	9,280
Time Warner Inc.,
4.750%, 3–29–21	12,250	13,280

		37,564

Coal & Consumable Fuels – 0.2%
Peabody Energy Corporation,
6.500%, 9–15–20	3,000	3,150

Computer & Electronics Retail – 0.3%
Best Buy Co., Inc.,
3.750%, 3–15–16	5,000	4,927

Consumer Finance – 1.9%
American Express Credit Corporation,
2.750%, 9–15–15	5,000	5,027
Capital One Financial Corporation,
3.150%, 7–15–16	8,500	8,538
Ford Motor Credit Company LLC:
3.875%, 1–15–15	4,000	3,986
7.000%, 4–15–15	10,000	10,750

		28,301

Data Processing & Outsourced Services – 1.4%
Fidelity National Financial, Inc.,
6.600%, 5–15–17	10,000	10,603
Western Union Company (The),
3.650%, 8–22–18	10,000	10,250

		20,853

Distillers & Vintners – 1.0%
Diageo Capital plc,
5.750%, 10–23–17	12,000	14,085

Diversified Banks – 2.8%
HSBC Holdings plc,
5.100%, 4–5–21	16,000	16,996

U.S. Bancorp,
4.125%, 5–24–21	10,000	11,106
Wells Fargo & Company,
3.676%, 6–15–16 (B)	11,000	11,497

		39,599

Diversified Capital Markets – 0.5%
Credit Suisse AG,
3.500%, 3–23–15	7,000	6,930

Diversified Chemicals – 1.7%
Dow Chemical Company, (The),
8.550%, 5–15–19	11,207	14,658
E.I. du Pont de Nemours and Company,
5.750%, 3–15–19	9,000	10,910

		25,568

Diversified Metals & Mining – 1.0%
Rio Tinto Finance (USA) Limited,
3.750%, 9–20–21	13,500	14,140

Education Services – 0.2%
Trustees of Princeton University (The),
4.950%, 3–1–19	3,000	3,548

Electric Utilities – 1.7%
Detroit Edison Company (The),
3.900%, 6–1–21	11,625	12,698
NextEra Energy Capital Holdings, Inc.,
7.875%, 12–15–15	10,000	11,932

		24,630

Electrical Components & Equipment – 0.2%
Emerson Electric Co.,
4.875%, 10–15–19	2,500	2,925

Electronic Manufacturing Services – 0.7%
Jabil Circuit, Inc.,
8.250%, 3–15–18	9,350	10,776

Environmental & Facilities Services – 1.8%
Republic Services, Inc.,
4.750%, 5–15–23	12,000	13,104
Waste Management, Inc.,
4.600%, 3–1–21	12,299	13,323

		26,427

Fertilizers & Agricultural Chemicals – 0.3%
Potash Corporation of Saskatchewan Inc.,
3.250%, 12–1–17	4,500	4,709

Forest Products – 1.1%
Georgia-Pacific LLC,
5.400%, 11–1–20 (A)	14,000	15,502

Health Care Services – 2.0%
Medco Health Solutions, Inc.:
7.125%, 3–15–18	9,000	10,488
4.125%, 9–15–20	5,500	5,479
Quest Diagnostics Incorporated,
3.200%, 4–1–16	11,000	11,392

		27,359

Health Care Supplies – 0.4%
DENTSPLY International Inc.,
4.125%, 8–15–21	5,500	5,671

Home Improvement Retail – 0.9%
Home Depot, Inc. (The),
4.400%, 4–1–21	12,000	13,524

Household Appliances – 0.1%
Controladora Mabe, S.A. de C.V.,
6.500%, 12–15–15 (A)	2,000	2,010

Household Products – 1.0%
Procter & Gamble Company (The),
8.000%, 9–1–24	10,000	14,820

Industrial Conglomerates – 1.3%
General Electric Capital Corporation,
5.625%, 5–1–18	13,000	14,556
Westinghouse Electric Corporation,
8.875%, 6–14–14	4,500	5,135

		19,691

Integrated Oil & Gas – 0.7%
Shell International Finance B.V.,
4.375%, 3–25–20	8,500	9,920

Integrated Telecommunication Services – 1.3%
AT&T Inc.,
5.800%, 2–15–19	1,500	1,770
Verizon Communications Inc.,
8.750%, 11–1–18	12,500	16,879

		18,649

Investment Banking & Brokerage – 1.7%
Goldman Sachs Group, Inc. (The),
5.375%, 3–15–20	13,000	12,827
Morgan Stanley,
4.100%, 1–26–15	12,450	11,819

		24,646

IT Consulting & Other Services – 0.4%
International Business Machines Corporation,
7.625%, 10–15–18	4,000	5,366

Life & Health Insurance – 0.7%
MetLife Global Funding I,
2.500%, 9–29–15 (A)	5,500	5,533
Prudential Financial, Inc.,
4.750%, 9–17–15	5,000	5,280

		10,813

Multi-Utilities – 2.5%
Dominion Resources, Inc.,
5.250%, 8–1–33	7,500	8,233
Duke Energy Carolinas, LLC,
4.300%, 6–15–20	3,250	3,659
Duke Energy Indiana, Inc.,
3.750%, 7–15–20	7,000	7,514
NorthWestern Corporation,
6.340%, 4–1–19	7,000	8,248
Pacific Gas and Electric Company,
3.500%, 10–1–20	8,000	8,350

		36,004

Office Electronics – 1.1%
Xerox Corporation,
6.350%, 5–15–18	14,100	15,879

Oil & Gas Equipment & Services – 2.4%
Baker Hughes Incorporated,
3.200%, 8–15–21 (A)	3,000	3,098
Enterprise Products Operating LLC,
4.050%, 2–15–22	5,000	5,092
Halliburton Company:
6.150%, 9–15–19	7,000	8,598
6.750%, 2–1–27	4,950	6,300
Schlumberger Investment S.A. (GTD by Schlumberger Limited),
3.300%, 9–14–21 (A)	2,500	2,567
Schlumberger S.A. (GTD by Schlumberger Limited),
2.650%, 1–15–16 (A)	9,500	9,876

		35,531

Oil & Gas Storage & Transportation – 1.5%
Maritimes & Northeast Pipeline, L.L.C.,
7.500%, 5–31–14 (A)	8,983	9,566
Sunoco Logistics Partners Operations L.P.,
8.750%, 2–15–14	4,500	5,031
Tennessee Gas Pipeline Company,
7.000%, 3–15–27	6,000	7,175

		21,772

Other Diversified Financial Services – 2.5%
Bank of America Corporation:
3.625%, 3–17–16	8,000	7,376
6.500%, 8–1–16	3,000	3,022
ING Bank N.V.,
4.000%, 3–15–16 (A)	7,000	6,765
JPMorgan Chase & Co.,
6.000%, 1–15–18	17,000	18,961

		36,124

Packaged Foods & Meats – 1.1%
H.J. Heinz Company,
3.125%, 9–12–21	3,500	3,522
Kraft Foods Inc.,
5.375%, 2–10–20	12,000	13,841

		17,363

Paper Products – 0.1%
Westvaco Corporation,
7.500%, 6–15–27	910	1,033

Pharmaceuticals – 1.7%
Express Scripts, Inc.,
3.125%, 5–15–16	7,000	7,040
GlaxoSmithKline Capital Inc.,
5.650%, 5–15–18	7,500	9,025
Johnson & Johnson,
5.150%, 7–15–18	6,000	7,242
Novartis Capital Corporation,
4.400%, 4–24–20	2,000	2,279

		25,586

Property & Casualty Insurance – 0.7%
Berkshire Hathaway Inc.,
3.750%, 8–15–21	10,000	10,386

Railroads – 0.3%
Burlington Northern Santa Fe, LLC,
3.450%, 9–15–21	4,000	4,121

Restaurants – 0.7%
YUM! Brands, Inc.,
6.250%, 3–15–18	8,310	9,735

Semiconductors – 0.5%
Broadcom Corporation,
2.375%, 11–1–15	7,530	7,709

Soft Drinks – 0.2%
Bottling Group, LLC,
5.125%, 1–15–19	2,800	3,266

Specialty Chemicals – 1.1%
Lubrizol Corporation (The),
8.875%, 2–1–19	12,000	16,484

Systems Software – 1.0%
CA, Inc.,
5.375%, 12–1–19	13,000	14,175

Water Utilities – 0.2%
California Water Service Company,
5.875%, 5–1–19	3,000	3,590

Wireless Telecommunication Service – 1.9%
America Movil, S.A.B. de C.V.,
5.000%, 3–30–20	12,000	13,253
American Tower Corporation,
5.900%, 11–1–21	14,000	14,713

		27,966

TOTAL CORPORATE DEBT SECURITIES – 55.6%		$811,519
(Cost: $759,502)

MORTGAGE-BACKED SECURITIES
Commercial Mortgage-Backed Securities – 1.8%
Banc of America Commercial Mortgage Inc., Commercial Mortgage Pass-Through Certificates, Series 2005-2,
4.783%, 7–10–43 (B)	638	637
Deutsche Mortgage and Asset Receiving Corporation COMM 2005-C6 Commercial Mortgage Pass-Through Certificates,
5.144%, 6–10–44	18,500	18,716
J.P. Morgan Chase Commercial Mortgage Securities Corp., Commercial Mortgage Pass-Through Certificates, Series 2004-C1,
4.719%, 1–15–38	6,000	6,295

		25,648

Non-Agency REMIC/CMO – 0.7%
MASTR Adjustable Rate Mortgage Trust 2005-1,
3.243%, 3–25–35 (B)	6,120	497
Merrill Lynch Mortgage Trust 2005-CIP1,
4.949%, 7–12–38 (B)	6,000	6,264
Structured Adjustable Rate Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2004-1,
2.483%, 2–25–34 (B)	2,428	281
Structured Adjustable Rate Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2004-3AC,
1.618%, 3–25–34 (B)	3,362	348
Structured Adjustable Rate Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2004-5,
2.884%, 5–25–34 (B)	2,032	58
Wells Fargo Mortgage Pass-Through Certificates, Series 2003-10,
4.500%, 9–25–18	2,987	3,066

		10,514

TOTAL MORTGAGE-BACKED SECURITIES – 2.5%		$36,162
(Cost: $46,823)

MUNICIPAL BONDS – TAXABLE
Massachusetts – 0.3%
MA Hlth and Edu Fac Auth, Rev Bonds, Harvard Univ Issue, Ser 2008C,
5.260%, 10–1–18	3,750	4,434

New York – 0.9%
NYC Indl Dev Agy, Rental Rev Bonds (Yankee Stadium Proj), Ser 2009,
11.000%, 3–1–29 (A)	10,750	13,642

TOTAL MUNICIPAL BONDS – TAXABLE – 1.2%		$18,076
(Cost: $14,500)

OTHER GOVERNMENT SECURITIES – 0.9%
Canada
Province de Quebec,
7.140%, 2–27–26	9,200	$13,041

(Cost: $9,417)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS
Agency Obligations – 0.6%
Federal Farm Credit Bank,
4.600%, 1–29–20	7,500	8,946

Mortgage-Backed Obligations – 22.5%
Federal Home Loan Mortgage Corporation Adjustable Rate Participation Certificates,
4.000%, 2–15–23	4,152	4,281
Federal Home Loan Mortgage Corporation Agency REMIC/CMO:
5.000%, 5–15–19	4,500	4,891
5.000%, 5–15–23	5,500	6,006

5.000%, 9–15–31 (C)	2,725	117
5.500%, 5–15–34	860	910
4.000%, 9–15–40	14,840	15,700
Federal Home Loan Mortgage Corporation Fixed Rate Participation Certificates:
4.500%, 3–1–19	936	997
4.500%, 10–1–20	3,382	3,607
3.500%, 11–1–20	2,941	3,072
5.000%, 6–1–21	1,430	1,541
6.000%, 7–1–22	1,352	1,473
5.000%, 6–1–23	8,152	8,744
4.000%, 7–1–25	9,693	10,176
4.500%, 6–15–27	6,133	6,373
4.500%, 5–15–32	8,848	9,486
5.500%, 10–1–35	2,183	2,377
4.000%, 11–15–36	5,374	5,626
4.500%, 5–15–39	2,389	2,543
Federal National Mortgage Association Agency REMIC/CMO:
5.000%, 3–25–18	6,607	7,037
5.000%, 6–25–18	6,750	7,263
3.000%, 3–15–25	12,473	12,931
4.000%, 2–25–26	8,651	9,122
3.500%, 3–15–26	5,780	6,024
4.000%, 11–25–32	858	912
5.000%, 7–15–33	10,000	10,328
3.500%, 8–25–33	2,058	2,151
4.500%, 12–25–34	2,970	3,123
4.000%, 10–15–35	11,639	12,287
5.500%, 7–15–36	2,509	2,667
5.500%, 11–25–36 (C)	12,867	1,799
4.500%, 3–25–37	7,458	7,737
5.500%, 4–25–37	6,222	6,796
4.000%, 3–25–39	3,392	3,525
4.000%, 5–25–39	8,649	9,170
4.500%, 8–15–39	10,311	11,059
4.500%, 6–25–40	8,140	8,749
4.500%, 10–25–40	11,353	12,162
5.000%, 7–25–50	10,936	12,027
Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
5.506%, 4–1–17	7,889	8,805
4.000%, 11–1–18	1,670	1,776
4.500%, 6–1–19	2,707	2,897
4.500%, 8–1–19	3,190	3,414
4.500%, 9–1–19	5,056	5,401
5.000%, 12–1–19	1,470	1,588
5.500%, 10–1–21	8,817	9,601
5.500%, 11–1–22	3,331	3,627
5.000%, 9–1–23	6,607	7,111
4.000%, 3–1–24	8,923	9,413
5.000%, 4–1–24	2,613	2,863
4.500%, 7–25–24	3,000	3,261
5.000%, 4–1–25	5,786	6,228
4.000%, 12–1–31	13,947	14,738
5.000%, 6–25–32	1,890	1,946
5.500%, 2–1–33	1,579	1,726
5.000%, 9–1–33	4,547	4,917
5.500%, 2–1–35	4,726	5,230

		329,331

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 23.1%		$338,277
(Cost: $330,123)

UNITED STATES GOVERNMENT OBLIGATIONS
Treasury Obligations – 13.3%
United States Treasury Bonds:
8.000%, 11–15–21	8,900	13,906
4.375%, 5–15–41	20,000	26,000
3.750%, 8–15–41	30,000	35,199
3.125%, 11–15–41	15,000	15,675
United States Treasury Notes:
2.375%, 2–28–15	14,850	15,760
3.625%, 8–15–19	30,000	34,734
3.625%, 2–15–21	25,000	29,016
3.125%, 5–15–21	22,000	24,552

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 13.3%		$194,842
(Cost: $175,200)

SHORT-TERM SECURITIES
Commercial Paper – 1.7%
General Electric Capital Corporation,
0.020%, 1–23–12 (D)	5,000	5,000
Harley-Davidson Funding Corp.,
0.390%, 1–5–12 (D)	5,000	5,000
Hewlett-Packard Company,
0.300%, 1–3–12 (D)	5,000	5,000
International Business Machines Corporation,
0.050%, 1–23–12 (D)	3,650	3,650
Kellogg Co.,
0.190%, 1–6–12 (D)	641	641
Prudential Funding LLC,
0.070%, 1–3–12 (D)	2,637	2,637
Royal Bank of Scotland plc (The),
0.250%, 1–4–12 (D)	5,000	5,000

		26,928

Master Note – 0.1%
Toyota Motor Credit Corporation,
0.136%, 1–3–12 (E)	1,927	1,927

United States Government Agency Obligations – 0.8%
Fannie Mae Discount Notes:
0.010%, 2–29–12	5,366	5,365
0.010%, 3–14–12	3,717	3,717

		9,082

TOTAL SHORT-TERM SECURITIES – 2.6%		$37,937
(Cost: $37,937)

TOTAL INVESTMENT SECURITIES – 99.2%		$1,449,854
(Cost: $1,373,502)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.8%		12,393

NET ASSETS – 100.0%		$1,462,247

Notes to Schedule of Investments

Fair value is defined as the price that the Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – unadjusted quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of December 31, 2011:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Corporate Debt Securities	$—	$809,509	$2,010
Mortgage-Backed Securities	—	36,162	—
Municipal Bonds	—	18,076	—
Other Government Securities	—	13,041	—
United States Government Agency Obligations	—	338,277	—
United States Government Obligations	—	194,842	—
Short-Term Securities	—	37,937	—
Total	$—	$1,447,844	$2,010

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Corporate Debt Securities
Beginning Balance 10-1-11	$—
Net realized gain (loss)	—
Net change in unrealized appreciation (depreciation)	(30)
Purchases	—
Sales	—
Transfers into Level 3 during the period	2,040
Transfers out of Level 3 during the period	—
Ending Balance 12-31-11	$2,010
Net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of 12-31-11	$(30)

Transfers from Level 2 to Level 3 occurred generally due to the lack of observable market data due to decreased market activity or information for these securities. As shown above, transfers in and out of Level 3 represent the value at the later of the beginning of the fiscal period or the purchase date of the security. There were no significant transfers between Levels 1 and 2 during the period ended December 31, 2011.

(A)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2011, the total value of these securities amounted to $82,843 or 5.7% of net assets.

(B)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2011.

(C)	Interest-only security. Amount shown as principal represents notional amount for computation of interest.

(D)	Rate shown is the yield to maturity at December 31, 2011.

(E)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2011. Date shown represents the date that the variable rate resets.

The following acronyms are used throughout this schedule:

CMO = Collateralized Mortgage Obligation

GTD = Guaranteed

REMIC = Real Estate Mortgage Investment Conduit

For Federal income tax purposes, cost of investments owned at December 31, 2011 and the related unrealized appreciation (depreciation) were as follows:

Cost	$1,373,502

Gross unrealized appreciation	93,574
Gross unrealized depreciation	(17,222)
Net unrealized appreciation	$76,352

SCHEDULE OF INVESTMENTS Cash Management (in thousands)	DECEMBER 31, 2011 (UNAUDITED)

CORPORATE OBLIGATIONS	Principal	Value

Commercial Paper
Baxter International Inc.:
0.140%, 1–10–12 (A)	$48,738	$48,736
0.250%, 2–7–12 (A)	6,700	6,698
BHP Billiton Finance (USA) Limited (GTD by BHP Billiton Limited):
0.170%, 1–23–12 (A)	4,000	3,999
0.200%, 2–9–12 (A)	5,100	5,099
0.180%, 2–21–12 (A)	12,500	12,497
Campbell Soup Co.,
0.170%, 1–23–12 (A)	7,000	6,999
Corporacion Andina de Fomento:
0.200%, 1–19–12 (A)	9,000	8,999
0.290%, 1–23–12 (A)	6,250	6,249
0.320%, 2–7–12 (A)	12,000	11,996
0.440%, 2–24–12 (A)	9,000	8,994
0.700%, 5–15–12 (A)	17,000	16,955
PACCAR Financial Corp.,
0.120%, 2–6–12 (A)	2,600	2,600
Prudential Funding LLC,
0.070%, 1–3–12 (A)	14,162	14,162
River Fuel Company #2, Inc. (GTD by Bank of Nova Scotia),
0.300%, 1–13–12 (A)	9,500	9,499
River Fuel Trust #1 (GTD by Bank of Nova Scotia),
0.210%, 1–31–12 (A)	15,952	15,949
Sonoco Products Co.,
0.310%, 1–3–12 (A)	3,683	3,683
St. Jude Medical, Inc.,
0.220%, 1–6–12 (A)	21,623	21,623
Straight-A Funding, LLC (GTD by Federal Financing Bank):
0.110%, 1–11–12 (A)	6,000	6,000
0.110%, 1–11–12 (A)	5,000	5,000
0.120%, 1–11–12 (A)	3,000	3,000
0.160%, 1–18–12 (A)	24,000	23,998
0.180%, 2–3–12 (A)	15,503	15,500
0.190%, 2–10–12 (A)	5,000	4,999
0.140%, 2–14–12 (A)	6,000	5,999
0.180%, 3–6–12 (A)	6,000	5,998
0.190%, 3–12–12 (A)	13,500	13,495
Wisconsin Electric Power Co.:
0.210%, 1–4–12 (A)	22,902	22,902
0.210%, 1–6–12 (A)	28,500	28,499
0.170%, 1–10–12 (A)	300	300

Total Commercial Paper – 30.4%		340,427
Master Note – 0.0%
Toyota Motor Credit Corporation,
0.136%, 1–3–12 (B)	15	15

Notes
American Honda Finance Corp. (GTD by Honda Motor Co.):
0.760%, 3–7–12 (B)	17,300	17,300
0.820%, 3–26–12 (B)	7,000	7,000
0.740%, 3–27–12 (B)	16,000	16,006
0.680%, 3–29–12 (B)	11,100	11,100
Bank of America, N.A.,
0.770%, 1–23–12 (B)	12,800	12,800
BellSouth Corporation (GTD by AT&T Inc.),
4.410%, 4–26–12 (C)	36,300	36,710
Citigroup Funding Inc. (GTD by Federal Deposit Insurance Corporation),
0.880%, 3–30–12 (B)(D)	14,000	14,013

Citigroup Inc.:
6.000%, 2–21–12	5,000	5,037
5.250%, 2–27–12	5,450	5,486
0.680%, 3–16–12 (B)	5,209	5,206
Eli Lilly and Company,
3.550%, 3–6–12	1,800	1,810
EPC–Allentown, LLC, Incr Var Rate Demand Bonds, Ser 2005 (GTD by Wachovia Bank, N.A.),
0.220%, 1–9–12 (B)	8,205	8,205
General Electric Capital Corporation:
5.875%, 2–15–12	6,460	6,501
3.500%, 8–13–12	8,600	8,756
5.250%, 10–19–12	29,400	30,419
5.450%, 1–15–13	2,000	2,094
IBM International Group Capital LLC (GTD by International Business Machines Corporation),
0.790%, 2–27–12 (B)	11,000	11,000
Kimberly–Clark Corporation,
4.028%, 12–19–12	31,600	32,704
P&W Holdings, LLC, Var Rate Demand Bonds, Ser 2005 (GTD by Wells Fargo Bank, N.A.),
0.240%, 1–9–12 (B)	3,895	3,895
PepsiCo, Inc.,
5.150%, 5–15–12	600	610
Rabobank Nederland:
0.620%, 1–26–12 (B)	8,500	8,501
0.600%, 2–16–12 (B)	7,500	7,500
The Academy of the New Church, Var Rate Demand Bonds, Ser 2008 (GTD by Wachovia Bank, N.A.),
0.220%, 1–9–12 (B)	18,240	18,240
Toyota Motor Credit Corporation,
0.750%, 3–19–12 (B)	31,600	31,600
Trap Rock Industries, Inc., Var Demand Bonds, Ser 2005 (GTD by Wachovia Bank, N.A.),
0.220%, 1–9–12 (B)	11,375	11,375
Wachovia Corporation,
0.680%, 3–1–12 (B)	7,600	7,601

Total Notes – 28.8%		321,469

TOTAL CORPORATE OBLIGATIONS – 59.2%		$661,911
(Cost: $661,911)

MUNICIPAL OBLIGATIONS
Arizona – 0.4%
The Indl Dev Auth of Phoenix, AZ, Adj Mode Multifam Hsng Rev Rfdg Bonds (Paradise Lakes Apt Proj), Ser 2007A (GTD by Wachovia Bank, N.A.),
0.080%, 1–9–12 (B)	4,000	4,000

California – 6.9%
CA Hlth Fac Fin Auth, Var Rate Hosp Rev Bonds (Adventist Hlth Sys/West), Ser 1998B (GTD by Bank of America, N.A.),
0.090%, 1–3–12 (B)	1,485	1,485
CA Muni Fin Auth, Recovery Zone Fac Bonds (Chevron U.S.A. Inc. Proj), Ser 2010C (GTD by Chevron Corporation),
0.020%, 1–3–12 (B)	10,450	10,450

CA Pollutn Ctl Fin Auth, Pollutn Ctl Rfdg Rev Bonds (Pacific Gas and Elec Co), Ser C (GTD by JPMorgan Chase Bank, N.A.),
0.030%, 1–3–12 (B)	4,500	4,500
CA Statewide Cmnty Dev Auth, Multifam Hsng Rev Bonds (The Crossings Sr Apts/Phase I), Ser 2005 I (GTD by United States Government),
0.100%, 1–9–12 (B)	8,285	8,285
CA Statewide Cmnty Dev Auth, Multifam Hsng Rev Bonds (Wyndover Apts), Ser 2004 LL (GTD by United States Government),
0.090%, 1–9–12 (B)	9,500	9,500
City of Whittier, Hlth Fac Rev Bonds (Presbyterian Intercmnty Hosp), Ser 2009 (GTD by U.S. Bank, N.A.):
0.050%, 1–9–12 (B)	20,975	20,975
0.050%, 1–9–12 (B)	7,000	7,000
Fremont (Alameda Cnty, CA), Fremont Public Fin Auth (GTD by U.S. Bank, N.A.),
0.070%, 1–9–12 (B)	7,315	7,315
Santa Clara Cnty Fin Auth, Var Rate Rev Bonds, El Camino Hosp, Ser 2009A (GTD by Wells Fargo Bank, N.A.),
0.070%, 1–9–12 (B)	8,000	8,000

		77,510

Colorado – 2.9%
Castle Pines North Fin Corp, Var Rate Cert of Part, Ser 2009 (GTD by Wells Fargo Bank, N.A.),
0.180%, 1–9–12 (B)	2,950	2,950
Castle Rock, CO, Cert of Part, Ser 2008 (GTD by Wells Fargo Bank, N.A.),
0.180%, 1–9–12 (B)	14,685	14,685
CO Hsng and Fin Auth, Multifam Hsng Rev Bonds (Greentree Vlg Apts Proj), Ser 2007 (GTD by U.S. Bank, N.A.),
0.110%, 1–9–12 (B)	7,270	7,270
Harvest Junction Metro Dist (Longmont, CO), Ltd Tax GO Var Rate Bonds, Ser 2006 (GTD by U.S Bank, N.A.),
0.230%, 1–9–12 (B)	3,090	3,090
Sheridan Redev Agy CO Tax, Var Rfdg S Santa Fe Dr Corridor Redev PJ-Ser A-1 (GTD by JPMorgan Chase & Co.):
0.180%, 1–5–12 (B)	2,000	2,000
0.450%, 1–9–12 (B)	800	800
Westminster Econ Dev Auth, Tax Incr Rev Rfdg Bonds (Mandalay Gardens Urban Renewal Proj), Ser 2009 (GTD by U.S. Bank, N.A.),
0.180%, 1–9–12 (B)	1,510	1,510

		32,305

Georgia – 4.7%
Dev Auth of Talbot Cnty, Incr Indl Dev Rev Bonds (Junction City Mining Co, LLC Proj), Ser 2000 (GTD by Wachovia Bank, N.A.),
0.270%, 1–9–12 (B)	2,335	2,335
Muni Elec Auth of GA (GTD by Wells Fargo Bank, N.A.):
0.200%, 1–11–12	41,310	41,310
0.200%, 1–11–12	6,893	6,893
0.200%, 1–11–12	2,107	2,107

		52,645

Illinois – 1.4%
Chicago, IL, Econ Dev Rev Bonds (Crane Carton Co Proj), Ser 1992 (GTD by Wells Fargo Bank, N.A.),
0.240%, 1–9–12 (B)	3,000	3,000

Elmurst, IL, Adj Demand Rev Bonds, Joint Comsn on Accrediation of Hlthcare Org, Ser 1988 (GTD by JPMorgan Chase Bank, N.A.),
0.090%, 1–5–12 (B)	8,825	8,825
IL Fin Auth, Var Rate Demand Rev Bonds (The Carle Fndtn), Ser 2009 (GTD by JPMorgan Chase Bank, N.A.),
0.100%, 1–9–12 (B)	3,460	3,460

		15,285

Indiana – 0.2%
IN Fin Auth, Hlth Sys Rev Bonds (Sisters of St. Francis Hlth Svcs, Inc. Oblig Group), Ser 2009H (GTD by JPMorgan Chase Bank, N.A.),
0.080%, 1–9–12 (B)	2,000	2,000

Louisiana – 3.0%
LA Pub Fac Auth, Rev Bonds (Air Products and Chemicals Proj), Ser 2008A (GTD by Air Products and Chemicals, Inc.),
0.050%, 1–3–12 (B)	8,448	8,448
LA Pub Fac Auth, Rev Bonds (Air Products and Chemicals Proj), Ser 2009A (GTD by Air Products and Chemicals, Inc.),
0.080%, 1–9–12 (B)	14,650	14,650
LA Pub Fac Auth, Var Rate Rev Rfdg Bonds (CHRISTUS Hlth), Ser 2009B-1 (GTD by Bank of New York (The)),
0.070%, 1–9–12 (B)	5,000	5,000
Parish of St. Bernard, LA, Exempt Fac Rev Bonds (Mobil Oil Corp Proj), Ser 1996 (GTD by Exxon Mobil Corporation),
0.030%, 1–3–12 (B)	5,425	5,425

		33,523

Maryland – 0.9%
MD Hlth and Higher Edu Fac Auth Rev Bonds, Anne Arundel Hlth Sys Issue, Ser 2009A (GTD by Toronto Dominion Bank),
0.210%, 1–9–12 (B)	10,550	10,550

Massachusetts – 1.1%
MA Hlth and Edu Fac Auth, Var Rate Rev Bonds, Dana–Farber Cancer Institute Issue, Ser 2008L-1 (GTD by JPMorgan Chase Bank, N.A.),
0.060%, 1–9–12 (B)	12,600	12,600

Michigan – 1.5%
Board of Regents of Eastn MI Univ, Gen Rev Var Rate Demand Rfdg Bonds, Ser 2009A (GTD by JPMorgan Chase & Co.),
0.110%, 1–3–12 (B)	16,900	16,900

Mississippi – 4.5%
MS Business Fin Corp, Adj Mode Indl Dev Rev Bonds (Belk, Inc. Proj), Ser 2005 (GTD by Wachovia Bank, N.A.),
0.220%, 1–9–12 (B)	8,919	8,919
MS Business Fin Corp, Gulf Opp Zone Indl Dev Rev Bonds (Chevron U.S.A. Inc. Proj), Ser 2007D (GTD by Chevron Corporation),
0.030%, 1–3–12 (B)	33,610	33,610
MS Business Fin Corp, Gulf Opp Zone Indl Dev Rev Bonds (Chevron U.S.A. Inc. Proj), Ser 2010J (GTD by Chevron Corporation),
0.030%, 1–3–12 (B)	7,850	7,850

		50,379

Missouri – 0.9%
Kansas City, MO, Var Rate Demand Spl Oblig Rfdg Bonds (President Hotel Redev Proj), Ser 2009B (GTD by JPMorgan Chase & Co.), 0.240%, 1–9–12 (B)	6,655	6,655
MO Dev Fin Board, Infra Fac Rev Bonds (Ninth Street Garage Proj), Ser 2004B (GTD by Bank of America, N.A.), 0.390%, 1–9–12 (B)	3,265	3,265

		9,920

Montana – 0.4%
Great Falls, MT, Multifam Hsng Rev Bonds (Autumn Run Apt Proj), Ser 1998 (GTD by U.S. Bank, N.A.), 0.120%, 1–9–12 (B)	4,575	4,575

New York – 1.7%
NY Hsng Fin Agy, Related-Caroline Apt Hsng Rev Bonds, Ser 2008A (GTD by Federal Home Loan Mortgage Corporation), 0.110%, 1–9–12 (B)	14,000	14,000
NYC Hsng Dev Corp, Multi-Fam Mtg Rev Bonds (Target V Apt), Ser 2006 A (GTD by Citibank, N.A.), 0.110%, 1–9–12 (B)	5,200	5,200

		19,200

Ohio – 0.6%
Franklin, OH, Var Rate Demand Hosp Fac Rfdg and Impvt Rev Bonds (U.S. Hlth Corp of Columbus), Ser 1996A (GTD by U.S. Bank, N.A.), 0.070%, 1–5–12 (B)	6,175	6,175

Oregon – 0.3%
Hosp Fac Auth of Clackamas Cnty, OR, Rev Bonds (Legacy Hlth Sys), Ser 2008B (GTD by U.S. Bank, N.A.), 0.070%, 1–9–12 (B)	3,595	3,595

Texas – 5.6%
Harris Cnty Hosp Dist, Sr Lien Rfdg Rev Bonds, Ser 2010 (GTD by JPMorgan Chase & Co.), 0.100%, 1–9–12 (B)	23,800	23,800
Port Arthur Navigation Dist Indl Dev Corp, Exempt Fac Var Rate Rev Bonds (Air Products Proj), Ser 2005 (GTD by Air Products and Chemicals, Inc.), 0.050%, 1–3–12 (B)	10,025	10,025
Port Arthur Navigation Dist Indl Dev Corp, Exempt Fac Var Rate Rev Bonds (Air Products Proj), Ser 2006 (GTD by Air Products and Chemicals, Inc.), 0.050%, 1–3–12 (B)	29,275	29,275

		63,100

Washington – 0.2%
WA State Hsng Fin Comsn, Var Rate Demand Multifam Mtg Rev Bonds (Lake Washington Apt Proj), Ser 1996 (GTD by U.S. Bank, N.A.), 0.120%, 1–9–12 (B)	2,140	2,140

Wisconsin – 1.0%
WI Hlth and Edu Fac Auth, Var Rate Demand Rev Bonds (Wausau Hosp, Inc.), Ser 1998B (GTD by JPMorgan Chase Bank, N.A.), 0.090%, 1–9–12 (B)	4,830	4,830

WI Hlth and Edu Fac Auth, Var Rate Rev Bonds (Aurora Hlth Care Inc.), Ser 2008-A (GTD by U.S. Bnk, N.A.), 0.060%, 1–9–12 (B)	6,275	6,275

		11,105

Wyoming – 0.2%
Uinta Cnty, WY, Pollutn Ctl Rfdg Rev Bonds (Chevron U.S.A. Inc. Proj), Ser 1992 (GTD by Chevron Corporation), 0.030%, 1–3–12 (B)	2,369	2,369

TOTAL MUNICIPAL OBLIGATIONS – 38.4%		$429,876
(Cost: $429,876)

UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
United States Government Agency Obligations
Overseas Private Investment Corporation (GTD by United States Government):
0.090%, 1–9–12 (B)	9,245	9,246
0.090%, 1–9–12 (B)	2,979	2,979
0.090%, 1–9–12 (B)	2,667	2,667
0.500%, 12–9–12	4,200	4,200
Totem Ocean Trailer Express, Inc. (GTD by United States Government), 0.710%, 4–16–12 (B)	16,546	16,546

TOTAL UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS – 3.2%		$35,638
(Cost: $35,638)

TOTAL INVESTMENT SECURITIES – 100.8%		$1,127,425
(Cost: $1,127,425)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.8%)		(9,323)

NET ASSETS – 100.0%		$1,118,102

Notes to Schedule of Investments

Fair value is defined as the price that the Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – unadjusted quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of December 31, 2011:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Corporate Obligations	$—	$661,911	$—
Municipal Obligations	—	429,876	—
United States Government Agency Obligations	—	35,638	—
Total	$—	$1,127,425	$—

There were no significant transfers between Levels 1 and 2 during the period ended December 31, 2011.

(A)	Rate shown is the yield to maturity at December 31, 2011.

(B)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2011. Date shown represents the date that the variable rate resets or the next demand date.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2011.

(D)	Security is fully guaranteed by the Federal Deposit Insurance Corporation for both interest and principal under the Debt Guarantee Program of the Temporary Liquidity Guarantee Program. The guarantee expires at the earlier of the security’s maturity date or December 31, 2012.

The following acronym is used throughout this schedule:

GTD = Guaranteed

For Federal income tax purposes, cost of investments owned at December 31, 2011 and the related unrealized appreciation (depreciation) were as follows:

Cost	$1,127,425

Gross unrealized appreciation	—
Gross unrealized depreciation	—

Net unrealized appreciation	$—

SCHEDULE OF INVESTMENTS Global Bond Fund (in thousands)	DECEMBER 31, 2011 (UNAUDITED)

COMMON STOCKS	Shares	Value

Diversified Metals & Mining – 0.9%
Southern Copper Corporation	256	$7,719

Oil & Gas Storage & Transportation – 0.3%
Plains All American Pipeline, L.P.	37	2,715

Tobacco – 0.3%
Altria Group, Inc.	83	2,468

Water Utilities – 0.3%
Aguas Andinas S.A. (A)	3,909	2,242

TOTAL COMMON STOCKS – 1.8%		$15,144
(Cost: $13,716)

CORPORATE DEBT SECURITIES	Principal

Aerospace & Defense – 1.2%
Bombardier Inc., 7.500%, 3–15–18 (B)	$3,900	4,173
Embraer Overseas Limited, 6.375%, 1–24–17	5,900	6,357

		10,530

Agricultural Products – 2.1%
CCL Finance Limited:
9.500%, 8–15–14 (B)	6,000	6,682
9.500%, 8–15–14	3,050	3,397
Corporacion Pesquera Inca S.A.C.,
9.000%, 2–10–17	5,735	5,864
Virgolino de Oliveira Finance Limited,
10.500%, 1–28–18 (B)	2,000	1,935

		17,878

Air Freight & Logistics – 0.0%
FedEx Corporation, 7.375%, 1–15–14	300	335

Airlines – 1.1%
Aeropuertos Argentina 2000 S.A., 10.750%, 12–1–20 (B)	2,976	3,046
GOL Finance, 9.250%, 7–20–20	4,250	3,921
TAM Capital 2 Inc., 9.500%, 1–29–20	2,100	2,242

		9,209

Alternative Carriers – 0.5%
PCCW-HKT Capital No. 2 Limited, 6.000%, 7–15–13	3,750	3,935

Asset Management & Custody Banks – 0.9%
Bhira Investments Limited, 8.500%, 4–27–71	8,500	8,065

Automobile Manufacturers – 0.1%
Toyota Motor Credit Corporation, 5.030%, 1–18–15 (C)	1,000	992

Automotive Retail – 0.7%
TGI International Ltd., 9.500%, 10–3–17	5,600	6,006

Brewers – 1.1%
AmBev International Finance Co. Ltd., 9.500%, 7–24–17 (D)	BRL2,300	1,295
Anheuser-Busch InBev Worldwide Inc., 3.000%, 10–15–12	$1,250	1,270

Miller Brewing Company, 5.500%, 8–15–13	3,300	3,517
SABMiller plc, 5.700%, 1–15–14 (B)	3,000	3,254

		9,336

Broadcasting – 1.0%
Globo Comunicacoe e Participacoes S.A., 6.250%, 12–20–49 (E)	8,000	8,380

Coal & Consumable Fuels – 1.6%
Indo Energy Finance B.V., 7.000%, 5–7–18 (B)	7,688	7,650
Indo Integrated Energy B.V., 8.500%, 6–1–12	412	415
Indo Integrated Energy II B.V., 9.750%, 11–5–16	650	694
PT Adaro Indonesia, 7.625%, 10–22–19	4,950	5,377

		14,136

Construction & Engineering – 1.1%
Odebrecht Drilling Norbe VII/IX Ltd., 6.350%, 6–30–21 (B)	2,100	2,163
Odebrecht Finance Ltd.: 9.625%, 4–9–14 (B)	6,000	6,660
7.500%, 10–18–17	524	563

		9,386

Construction Materials – 0.2%
Rearden G Holdings EINS GmbH, 7.875%, 3–30–20	1,400	1,397

Consumer Finance – 0.5%
Banco BMG S.A.:
9.150%, 1–15–16	2,000	1,900
9.150%, 1–15–16 (B)	500	475
SLM Corporation,
5.418%, 4–1–14 (C)	2,500	2,331

		4,706

Distillers & Vintners – 0.7%
Diageo Capital plc,
5.200%, 1–30–13	5,000	5,237
Diageo Finance B.V.,
5.500%, 4–1–13	1,000	1,057

		6,294

Diversified Banks – 8.6%
Banco Bradesco S.A.,
4.125%, 5–16–16 (B)	6,800	6,857
Banco Cruzeiro do Sul S.A.,
8.500%, 2–20–15 (B)	7,500	5,700
Banco de Bogota S.A.,
5.000%, 1–15–17 (B)	1,400	1,410
Banco de Credito del Peru,
4.750%, 3–16–16 (B)	8,000	7,979
Banco Industrial e Comercial S.A.,
6.250%, 1–20–13 (B)	3,500	3,473
Banco Santander Brasil, S.A.,
4.500%, 4–6–15 (B)	2,250	2,183
Banco Santander Chile, S.A.:
5.375%, 12–9–14	1,750	1,802
3.750%, 9–22–15 (B)	5,550	5,534
3.750%, 9–22–15	700	698
Bancolombia S.A.,
4.250%, 1–12–16	6,650	6,583
Export-Import Bank of Korea (The),
5.500%, 10–17–12	5,000	5,116
Hongkong and Shanghai Banking Corporation (The),
5.000%, 8–29–49 (C)	2,500	2,338

ICICI Bank Limited:
5.750%, 1–12–12 (B)	3,000	3,000
6.625%, 10–3–12 (B)	6,300	6,450
4.750%, 11–25–16 (B)	2,500	2,376
SB Capital S.A., 5.499%, 7–7–15	2,000	2,020
Sberbank Rossii OAO, 6.480%, 5–15–13	3,600	3,776
State Bank of India, 4.500%, 10–23–14	3,950	3,906
VTB Capital S.A., 6.609%, 10–31–12 (B)	2,000	2,045

		73,246

Diversified Chemicals – 0.1%
Dow Chemical Company (The), 7.600%, 5–15–14	1,000	1,131

Diversified Metals & Mining – 4.5%
Anglo American Capital plc, 9.375%, 4–8–14 (B)	5,000	5,708
BHP Billiton Finance (USA) Limited, 8.500%, 12–1–12	1,500	1,606
Glencore Funding LLC, 6.000%, 4–15–14 (B)	5,970	6,167
Rio Tinto Finance (USA) Limited, 8.950%, 5–1–14	6,750	7,895
Southern Peru Copper Corporation, 6.375%, 7–27–15 (B)	1,375	1,496
Suzano Trading Ltd, 5.875%, 1–23–21 (B)	5,750	5,290
Teck Resources Limited, 9.750%, 5–15–14	6,000	7,052
Vedanta Resources plc: 8.750%, 1–15–14	2,000	1,940
8.750%, 1–15–14	1,650	1,601

		38,755

Electric Utilities – 3.4%
Allegheny Energy, Inc., 8.250%, 4–15–12 (B)	5,000	5,091
Compania de Transporte de Energia Electrica en Alta Tension TRANSENER S.A., 9.750%, 8–15–21 (B)	4,695	3,756
Empresa Distribuidora y Comercializadora Norte S.A., 9.750%, 10–25–22 (B)	3,410	2,796
ENEL Finance International S.A., 3.875%, 10–7–14 (B)	2,500	2,434
Korea Southern Power Co., Ltd., 5.375%, 4–18–13 (B)	2,000	2,069
Majapahit Holding B.V., 7.750%, 10–17–16	3,900	4,378
Oncor Electric Delivery Company LLC, 6.375%, 5–1–12	1,000	1,016
PPL Energy Supply, LLC, 6.300%, 7–15–13	700	748
Rural Electrification Corporation Limited, 4.250%, 1–25–16	4,300	4,107
RusHydro Finance Limited, 7.875%, 10–28–15 (D)	RUB70,000	2,040
Tata Electric Companies, 8.500%, 8–19–17	$200	214

		28,649

Food Distributors – 1.4%
Cargill, Inc., 6.375%, 6–1–12 (B)	3,370	3,448
Olam International Limited, 7.500%, 8–12–20	9,150	8,469

		11,917

Gas Utilities – 0.4%
Transportadora de Gas del Sur S.A.:
7.875%, 5–14–17 (B)	2,000	1,800
7.875%, 5–14–17	1,950	1,755

		3,555

Homebuilding – 1.4%
Desarrolladora Homex, S.A. de C.V., 7.500%, 9–28–15	7,161	6,982

URBI, Desarrollos Urbanos, S.A. de C.V.:
8.500%, 4–19–16	2,900	2,871
8.500%, 4–19–16 (B)	2,500	2,475

		12,328

Household Appliances – 1.0%
Controladora Mabe, S.A. de C.V.:
6.500%, 12–15–15	4,400	4,422
6.500%, 12–15–15 (B)	4,100	4,121

		8,543

Household Products – 0.0%
Clorox Co., 5.450%, 10–15–12	385	399

Independent Power Producers & Energy Traders – 3.0%
China Resources Power Holdings Company Limited, 3.750%, 8–3–15	8,650	8,472
Empresa Nacional de Electricidad S.A., 8.350%, 8–1–13	3,000	3,278
Listrindo Capital B.V.:
9.250%, 1–29–15 (B)	5,700	6,202
9.250%, 1–29–15	4,150	4,515
TransAlta Corporation, 5.750%, 12–15–13	3,500	3,747

		26,214

Industrial Conglomerates – 1.0%
Jaiprakash Associates Limited, Convertible, 0.000%, 9–12–12 (F)	6,800	8,560

Industrial Machinery – 0.3%
Ingersoll-Rand Global Holding Company Limited, 6.000%, 8–15–13	2,125	2,272

Integrated Oil & Gas – 1.1%
Cenovus Energy Inc., 4.500%, 9–15–14	2,000	2,155
Empresa Nacional del Petroleo, 6.750%, 11–15–12 (B)	2,400	2,503
Gazprom International S.A., 7.201%, 2–1–20	2,954	3,119
TNK-BP Finance S.A., 6.125%, 3–20–12	2,000	2,018

		9,795

Investment Banking & Brokerage – 0.5%
Morgan Stanley:
5.870%, 5–1–14 (C)	1,000	970
0.500%, 2–11–16 (C)(D)	CNY27,700	3,631

		4,601

IT Consulting & Other Services – 0.5%
iGATE Corporation, 9.000%, 5–1–16 (B)	$4,400	4,543

Marine – 1.6%
PB Issuer (No. 2) Limited, Convertible, 1.750%, 4–12–16	8,390	6,985
SCF Capital Limited:
5.375%, 10–27–17 (B)	4,000	3,440
5.375%, 10–27–17	3,925	3,376

		13,801

Multi-Utilities – 2.3%
Abu Dhabi National Energy Company PJSC, 6.600%, 8–1–13	2,000	2,115
Aquila, Inc., 11.875%, 7–1–12 (C)	2,500	2,625
Black Hills Corporation: 6.500%, 5–15–13	5,000	5,284
9.000%, 5–15–14	4,800	5,441
Veolia Environment, 5.250%, 6–3–13	4,000	4,209

		19,674

Office Electronics – 0.1%
Xerox Corporation, 5.500%, 5–15–12	1,000	1,017

Oil & Gas Drilling – 2.8%
Lancer Finance Company (SPV) Limited,
5.850%, 12–12–16 (B)	3,887	3,824
Noble Group Limited:
8.500%, 5–30–13 (B)	6,900	7,003
4.875%, 8–5–15	700	641
QGOG Atlantic/Alaskan Rigs Ltd.:
5.250%, 7–30–18 (B)	6,175	6,129
5.250%, 7–30–18	1,292	1,283
Weatherford International, Inc.,
5.950%, 6–15–12	5,000	5,090

		23,970

Oil & Gas Equipment & Services – 1.0%
Petroleum Geo-Services ASA, Convertible,
2.700%, 12–3–12	8,800	8,646

Oil & Gas Exploration & Production – 4.1%
Anadarko Petroleum Corporation,
5.750%, 6–15–14	1,000	1,076
Essar Energy Investment Limited, Convertible,
4.250%, 2–1–16	13,500	8,066
Novatek Finance Limited,
5.326%, 2–3–16 (B)	8,200	8,262
Pacific Rubiales Energy Corp.,
8.750%, 11–10–16 (B)	7,933	8,964
Pan American Energy LLC:
7.750%, 2–9–12	375	375
7.875%, 5–7–21 (B)	4,000	4,020
7.875%, 5–7–21	1,650	1,658
Ras Laffan Liquefied Natural Gas Co. Ltd.,
5.500%, 9–30–14 (B)	3,000	3,210

		35,631

Oil & Gas Storage & Transportation – 4.2%
DCP Midstream, LLC,
9.700%, 12–1–13 (B)	5,000	5,642
Empresas Publicas de Medellin E.S.P.,
8.375%, 2–1–21 (D)	COP8,100,000	4,384
Energy Transfer Partners, L.P.,
5.650%, 8–1–12	$3,100	3,167
Maritimes & Northeast Pipeline, L.L.C.,
7.500%, 5–31–14 (B)	5,839	6,219
Midcontinent Express Pipeline LLC,
5.450%, 9–15–14	3,500	3,781
ONEOK Partners, L.P.,
5.900%, 4–1–12	865	875
Plains All American Pipeline, L.P., and PAA Finance Corp.,
5.625%, 12–15–13	400	427
Sunoco Logistics Partners Operations L.P.,
8.750%, 2–15–14	2,500	2,795
TransCapital Limited:
7.700%, 8–7–13	2,800	3,018
5.670%, 3–5–14 (B)	3,100	3,216
TransCapitalInvest Limited,
6.103%, 6–27–12 (B)	2,000	2,045
Transneft,
6.103%, 6–27–12	500	511

		36,080

Packaged Foods & Meats – 3.1%
BFF International Limited,
7.250%, 1–28–20 (B)	7,900	8,710
Bunge Limited Finance Corp.,
5.350%, 4–15–14	3,550	3,724
Cadbury Schweppes US Finance LLC,
5.125%, 10–1–13 (B)	6,000	6,395
JBS Finance II Ltd.,
8.250%, 1–29–18 (B)	6,300	5,717
JBS USA LLC and JBS USA Finance, Inc.,
11.625%, 5–1–14	2,100	2,381

		26,927

Paper Products – 2.3%
Fibria Overseas Finance Ltd.:
7.500%, 5–4–20 (B)	3,589	3,508
6.750%, 3–3–21 (B)	1,800	1,643

International Paper Company
7.400%, 6–15–14	5,350	5,940
Inversiones CMPC S.A.,
4.750%, 1–19–18 (B)	6,600	6,887
IRSA Inversiones y Representaciones S.A.,
8.500%, 2–2–17	2,000	1,840

		19,818

Precious Metals & Minerals – 0.5%
ALROSA Finance S.A.,
8.875%, 11–17–14	4,000	4,330

Publishing – 0.6%
Pearson Dollar Finance Two plc:
5.500%, 5–6–13 (B)	3,000	3,155
5.500%, 5–6–13	2,000	2,103

		5,258

Railroads – 1.0%
Burlington Northern Santa Fe Corporation,
5.900%, 7–1–12	4,500	4,601
Kansas City Southern Railway Company (The),
8.000%, 6–1–15	3,700	3,927

		8,528

Restaurants – 0.2%
Arcos Dorados B.V.,
7.500%, 10–1–19 (B)	1,575	1,740

Soft Drinks – 0.7%
Coca–Cola HBC Finance B.V.,
5.500%, 9–17–15	3,475	3,818
PepsiAmericas, Inc.,
5.750%, 7–31–12	2,200	2,266

		6,084

Steel – 2.2%
ArcelorMittal:
5.375%, 6–1–13	3,825	3,916
9.000%, 2–15–15	2,250	2,488
Evraz Group S.A.:
8.875%, 4–24–13 (B)	4,000	4,160
8.875%, 4–24–13	3,400	3,536
Steel Capital S.A.,
6.250%, 7–26–16 (B)	5,400	5,027

		19,127

Tobacco – 0.2%
B.A.T. International Finance plc,
8.125%, 11–15–13 (B)	1,500	1,679

Trading Companies & Distributors – 0.5%
CITIC Resources Finance (2007) Limited,
6.750%, 5–15–14 (B)	4,625	4,706

Wireless Telecommunication Service – 1.8%
America Movil, S.A.B. de C.V.:
5.500%, 3–1–14	3,000	3,230
3.625%, 3–30–15	2,000	2,096
Indosat Palapa Company B.V.,
7.375%, 7–29–20 (B)	750	827
Mobile TeleSystems OJSC,
8.700%, 6–12–18 (D)	RUB115,000	3,544
Vimpel-Communications,
6.493%, 2–2–16 (B)	$4,550	4,260
VIP Finance Ireland Limited,
8.375%, 4–30–13 (B)	2,000	2,080

		16,037

TOTAL CORPORATE DEBT SECURITIES – 69.2%		$598,146
(Cost: $599,547)

OTHER GOVERNMENT SECURITIES
Argentina – 1.1%
City of Buenos Aires,
12.500%, 4–6–15	4,000	4,180
Compania Latinoamericana de Infraestructura & Servicios S.A
9.750%, 5–10–12	800	760
9.500%, 12–15–16	2,985	2,627
Province of Buenos Aires (The),
11.750%, 10–5–15	2,000	1,790

		9,357

Supranational – 0.7%
Central American Bank for Economic Integration:
4.875%, 1–15–12 (B)	4,500	4,504
4.875%, 1–15–12	1,500	1,501

		6,005

Venezuela – 2.0%
Corporacion Andina de Fomento,
3.750%, 1–15–16	16,810	17,072

TOTAL OTHER GOVERNMENT SECURITIES – 3.8%		$32,434
(Cost: $33,073)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS
Mortgage-Backed Obligations – 3.1%
Federal Home Loan Mortgage Corporation Adjustable Rate Participation Certificates,
4.000%, 5–15–24	1,722	1,836
Federal Home Loan Mortgage Corporation Agency REMIC/CMO:
4.500%, 8–15–17 (G)	20	—	*
5.000%, 5–15–18 (G)	567	51
5.000%, 4–15–19 (G)	66	3
5.000%, 11–15–22 (G)	17	—	*
5.500%, 3–15–23 (G)	52	6
5.000%, 5–15–23 (G)	23	—	*
5.000%, 8–15–23 (G)	26	1
5.500%, 2–15–24 (G)	130	2
5.500%, 4–15–25 (G)	5	—	*
5.500%, 10–15–25 (G)	690	93
5.000%, 8–15–30 (G)	226	3
5.000%, 10–15–30 (G)	127	1
5.500%, 3–15–31 (G)	28	1
5.500%, 10–15–32 (G)	1,132	74
5.500%, 1–15–33 (G)	342	48
5.500%, 5–15–33 (G)	1,263	206
Federal Home Loan Mortgage Corporation Fixed Rate Participation Certificates:
4.500%, 10–1–35	4,075	4,329
4.000%, 11–15–36	1,869	1,957
Federal National Mortgage Association Agency REMIC/CMO:
4.000%, 1–25–19	1,498	1,566
5.000%, 6–25–22 (G)	3,065	153
5.500%, 6–25–23 (G)	70	9
4.000%, 7–15–23 (G)	14,413	882
5.000%, 8–25–23 (G)	151	6
4.000%, 12–15–23 (G)	4,732	354
4.000%, 2–15–24 (G)	1,654	114
4.000%, 4–15–24 (G)	4,417	306
4.000%, 9–25–24	1,557	1,629
4.500%, 4–25–30 (G)	157	2
5.000%, 9–25–30 (G)	17	—	*
5.000%, 3–25–31 (G)	239	2
5.000%, 8–15–31 (G)	550	26
5.500%, 12–25–33 (G)	1,672	193
5.000%, 2–25–35	2,445	2,506
5.500%, 8–25–35 (G)	873	122
5.500%, 11–25–36 (G)	1,737	243
6.500%, 7–15–37 (G)	1,122	210
3.500%, 9–25–39	1,807	1,888
Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
5.500%, 11–1–22	1,352	1,472
5.000%, 8–1–23	1,553	1,671
5.000%, 7–1–34	1,609	1,740
Government National Mortgage Association Agency REMIC/CMO:
5.000%, 10–20–32 (G)	500	65

7.000%, 5–20–33 (G)	1,208	244
5.500%, 7–16–33 (G)	521	109
5.000%, 7–20–33 (G)	951	85
5.500%, 11–20–33 (G)	148	14
5.500%, 6–20–35 (G)	152	27
5.500%, 7–20–35 (G)	231	9
5.500%, 10–16–35 (G)	364	61
Government National Mortgage Association Fixed Rate Pass-Through Certificates,
4.500%, 6–15–23	2,451	2,655

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 3.1%		$26,974
(Cost: $30,835)

UNITED STATES GOVERNMENT OBLIGATIONS
Treasury Obligations – 11.8%
United States Treasury Bonds,
3.750%, 8–15–41	16,550	19,417
United States Treasury Notes:
0.625%, 7–31–12	7,850	7,875
1.375%, 2–15–13	10,000	10,133
0.750%, 8–15–13	7,850	7,916
1.750%, 7–31–15	7,810	8,154
2.375%, 7–31–17	7,100	7,633
3.500%, 5–15–20	7,810	8,982
2.625%, 11–15–20	17,000	18,296
2.125%, 8–15–21	12,700	13,019

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 11.8%		$101,425
(Cost: $96,460)

SHORT-TERM SECURITIES
Commercial Paper – 8.8%
Cisco Systems, Inc.,
0.070%, 1–10–12 (H)	2,200	2,200
Citigroup Funding Inc.,
0.340%, 1–12–12 (H)	5,000	4,999
CVS Caremark Corporation,
0.390%, 1–10–12 (H)	5,000	5,000
General Electric Capital Corporation,
0.020%, 1–23–12 (H)	1,000	1,000
Kellogg Co.,
0.150%, 1–4–12 (H)	5,460	5,460
Nestle Finance International Ltd.,
0.070%, 1–23–12 (H)	5,000	5,000
PACCAR Financial Corp.,
0.050%, 1–11–12 (H)	7,300	7,300
Straight-A Funding, LLC (GTD by Federal Financing Bank):
0.100%, 1–11–12 (H)	8,024	8,024
0.080%, 1–18–12 (H)	3,819	3,819
0.100%, 1–27–12 (H)	13,000	12,998
Verizon Communications Inc.:
0.380%, 1–5–12 (H)	8,000	8,000
0.350%, 1–18–12 (H)	12,000	11,998

		75,798

United States Government Agency Obligations – 0.2%
Fannie Mae Discount Notes, 0.010%, 2–29–12	1,550	1,550

TOTAL SHORT-TERM SECURITIES – 9.0%		$77,348
(Cost: $77,348)

TOTAL INVESTMENT SECURITIES – 98.7%		$851,471
(Cost: $850,979)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 1.3%		11,221

NET ASSETS – 100.0%		$862,692

Notes to Schedule of Investments

Fair value is defined as the price that the Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – unadjusted quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of December 31, 2011:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$15,144	$—	$—
Corporate Debt Securities	—	569,606	28,540
Other Government Securities	—	29,047	3,387
United States Government Agency Obligations	—	26,974	—
United States Government Obligations	—	101,425	—
Short-Term Securities	—	77,348	—
Total	$15,144	$804,400	$31,927
Forward Foreign Currency Contracts	$—	$1,851	$—
Liabilities
Forward Foreign Currency Contracts	$—	$3,089	$—

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Corporate Debt Securities	Other Government Securities
Beginning Balance 10–1–11	$6,727	$3,433
Net realized gain (loss)	1	—
Net change in unrealized appreciation (depreciation)	(455)	(46)
Purchases	3,939	—
Sales	(2,990)	—
Transfers into Level 3 during the period	21,318	—
Transfers out of Level 3 during the period	—	—
Ending Balance 12–31–11	$28,540	$3,387
Net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of 12-31-11	$(513)	$(46)

Transfers from Level 2 to Level 3 occurred generally due to the lack of observable market data due to decreased market activity or information for these securities. As shown above, transfers in and out of Level 3 represent the value at the later of the beginning of the fiscal period or the purchase date of the security. There were no significant transfers between Levels 1 and 2 during the period ended December 31, 2011.

The following forward foreign currency contracts were outstanding at December 31, 2011:

Type	Currency	Counterparty	Principal Amount of Contract (Denominated in Indicated Currency)	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Buy	Chinese Yuan Renminbi	Citibank, N.A.	108,500	3–11–13	$—	$395
Buy	Chinese Yuan Renminbi	Deutsche Bank AG	108,500	6–10–13	—	485
Buy	Chinese Yuan Renminbi	Goldman Sachs International	162,400	9–13–13	—	853
Buy	Chinese Yuan Renminbi	Citibank, N.A.	57,400	9–23–13	—	181
Buy	Chinese Yuan Renminbi	Deutsche Bank AG	55,600	9–26–13	—	67
Sell	Euro	Nomura Securities International	18,800	10–18–12	1,851	—
Sell	Japanese Yen	Deutsche Bank AG	2,100,100	2–10–12	—	1,108
					$1,851	$3,089

 *    Not shown due to rounding.

(A)	Listed on an exchange outside the United States.

(B)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2011, the total value of these securities amounted to $269,916 or 31.3% of net assets.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2011.

(D)	Principal amounts are denominated in the indicated foreign currency, where applicable (BRL - Brazilian Real, CNY - Chinese Yuan Renminbi, COP - Columbian Peso and RUB - Russian Ruble).

(E)	Step bond security. This security currently pays the stated rate but this rate will increase in the future.

(F)	Zero coupon bond.

(G)	Interest-only security. Amount shown as principal represents notional amount for computation of interest.

(H)	Rate shown is the yield to maturity at December 31, 2011.

The following acronyms are used throughout this schedule:

CMO = Collateralized Mortgage Obligation

GTD = Guaranteed

REMIC = Real Estate Mortgage Investment Conduit

For Federal income tax purposes, cost of investments owned at December 31, 2011 and the related unrealized appreciation (depreciation) were as follows:

Cost	$850,979

Gross unrealized appreciation	24,344
Gross unrealized depreciation	(23,852)
Net unrealized appreciation	$492

SCHEDULE OF INVESTMENTS Government Securities Fund (in thousands)	DECEMBER 31, 2011 (UNAUDITED)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS	Principal	Value

Agency Obligations – 22.2%
Fannie Mae:
2.125%, 10–26–18	$5,000	$5,058
3.000%, 11–14–18	5,000	5,198
2.000%, 9–15–26 (A)	6,000	6,004
Federal Farm Credit Bank:
5.250%, 1–6–16	6,000	7,008
2.625%, 3–26–21	10,500	10,696
Federal Home Loan Bank:
4.500%, 9–13–19	8,000	9,444
3.625%, 3–12–21	10,000	11,061
5.000%, 4–7–21	5,000	5,472
3.500%, 7–29–21	10,000	10,977
Freddie Mac:
2.000%, 11–14–17	5,000	5,026
5.400%, 3–17–21	9,500	11,067
Overseas Private Investment Corporation,
5.142%, 12–15–23	7,564	8,778
Private Export Funding Corporation,
4.375%, 3–15–19	10,000	11,675

		107,464

Mortgage-Backed Obligations – 43.4%
Federal Home Loan Mortgage Corporation Adjustable Rate Participation Certificates:
4.000%, 2–15–23	1,845	1,903
5.000%, 9–15–34	1,930	2,024
Federal Home Loan Mortgage Corporation Agency REMIC/CMO:
5.000%, 4–15–18	3,950	4,407
5.000%, 5–15–19	4,500	4,891
5.000%, 5–15–23	8,000	8,735
5.000%, 9–15–31 (B)	908	39
4.000%, 9–15–40	6,493	6,868
Federal Home Loan Mortgage Corporation Fixed Rate Participation Certificates:
4.500%, 10–1–20	2,114	2,254
3.500%, 11–1–20	11,813	12,339
3.000%, 11–1–21	5,951	6,188
6.000%, 7–1–22	1,082	1,178
5.000%, 6–1–23	2,048	2,196
4.000%, 7–1–25	4,812	5,051
4.500%, 6–15–27	3,066	3,187
4.500%, 5–1–31	6,006	6,394
4.500%, 5–15–32	4,000	4,289
4.000%, 11–15–36	2,545	2,665
Federal National Mortgage Association Agency REMIC/CMO:
5.000%, 3–25–18	5,441	5,795
5.000%, 6–25–18	6,000	6,456
3.500%, 8–25–33	2,173	2,270
4.000%, 10–15–35	4,645	4,903
4.500%, 3–25–37	2,996	3,109
4.500%, 9–15–37	4,735	4,951
4.000%, 3–25–39	1,507	1,566
4.000%, 5–25–39	2,703	2,866
4.500%, 8–15–39	5,155	5,530
3.000%, 11–25–39	3,529	3,639
4.000%, 11–25–39	7,340	7,739
4.500%, 6–25–40	4,070	4,374
4.500%, 10–25–40	9,336	9,996
5.000%, 7–25–50	3,694	4,063
Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
4.500%, 6–1–19	1,128	1,207
4.500%, 8–1–19	2,322	2,485

4.500%, 9–1–19	2,528	2,700
5.000%, 12–1–19	928	1,003
5.380%, 11–1–20	3,116	3,414
5.500%, 10–1–21	3,833	4,174
5.000%, 9–1–22	5,039	5,448
5.500%, 11–1–22	1,502	1,635
5.000%, 3–1–23	2,829	3,048
4.000%, 3–1–24	3,722	3,927
4.500%, 7–25–24	6,000	6,522
3.500%, 8–1–26	6,722	7,090
4.000%, 12–1–31	4,981	5,264
5.000%, 6–25–32	3,060	3,151
5.500%, 2–1–33	790	864
5.000%, 3–25–33	4,000	4,073
5.500%, 12–1–34	3,058	3,341
6.000%, 4–1–39	4,606	5,074
Government National Mortgage Association Agency REMIC/CMO,
5.000%, 4–16–39	3,102	3,373
United States Department of Veterans Affairs, Guaranteed REMIC Pass-Through Certificates, Vendee Mortgage Trust, 2002-3 Class G,
6.000%, 2–15–30	1,771	1,867

		211,525

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 65.6%		$318,989
(Cost: $307,916)

UNITED STATES GOVERNMENT OBLIGATIONS
Treasury Obligations – 28.7%
United States Treasury Bonds:
9.000%, 11–15–18	10,000	15,125
4.375%, 5–15–41	10,000	13,000
3.750%, 8–15–41	25,000	29,332
3.125%, 11–15–41	5,000	5,225
United States Treasury Notes:
3.625%, 8–15–19	15,000	17,367
3.125%, 5–15–21	53,500	59,707

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 28.7%		$139,756
(Cost: $126,233)

SHORT-TERM SECURITIES
Commercial Paper – 1.6%
Straight-A Funding, LLC (GTD by Federal Financing Bank):
0.430%, 1–3–12 (C)	362	362
0.110%, 1–11–12 (C)	2,500	2,500
0.120%, 1–11–12 (C)	4,365	4,365
0.120%, 1–23–12 (C)	255	255

		7,482

United States Government Agency Obligations – 3.8%
Fannie Mae Discount Notes:
0.010%, 2–29–12	2,990	2,990
0.010%, 3–14–12	14,309	14,308
Overseas Private Investment Corporation,
0.070%, 1–9–12 (D)	1,375	1,375

		18,673

TOTAL SHORT-TERM SECURITIES – 5.4%		$26,155
(Cost: $26,155)

TOTAL INVESTMENT SECURITIES – 99.7%		$484,900
(Cost: $460,304)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.3%		1,658

NET ASSETS – 100.0%		$486,558

Notes to Schedule of Investments

Fair value is defined as the price that the Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – unadjusted quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of December 31, 2011:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
United States Government Agency Obligations	$—	$318,989	$—
United States Government Obligations	—	139,756	—
Short-Term Securities	—	26,155	—
Total	$—	$484,900	$—

There were no significant transfers between Levels 1 and 2 during the period ended December 31, 2011.

(A)	Step bond security. This security currently pays the stated rate but this rate will increase in the future.

(B)	Interest-only security. Amount shown as principal represents notional amount for computation of interest.

(C)	Rate shown is the yield to maturity at December 31, 2011.

(D)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2011. Date shown represents the date that the variable rate resets.

The following acronyms are used throughout this schedule:

CMO = Collateralized Mortgage Obligation

GTD = Guaranteed

REMIC = Real Estate Mortgage Investment Conduit

For Federal income tax purposes, cost of investments owned at December 31, 2011 and the related unrealized appreciation (depreciation) were as follows:

Cost	$460,304

Gross unrealized appreciation	24,700
Gross unrealized depreciation	(104)
Net unrealized appreciation	$24,596

SCHEDULE OF INVESTMENTS High Income Fund (in thousands)	DECEMBER 31, 2011 (UNAUDITED)

COMMON STOCKS	Shares	Value

Casinos & Gaming – 0.1%
Pinnacle Entertainment, Inc. (A)	103	$1,046

Oil & Gas Storage & Transportation – 0.1%
Inergy, L.P.	88	2,154

Packaged Foods & Meats – 0.1%
Dole Food Company, Inc. (A)	107	929

Railroads – 0.2%
Kansas City Southern (A)	45	3,034

Wireless Telecommunication Service – 0.1%
Clearwire Corporation, Class A (A)	1,052	2,041

TOTAL COMMON STOCKS – 0.6%		$9,204
(Cost: $10,147)

PREFERRED STOCKS
Consumer Finance – 0.3%
Ally Financial Inc., Preferred 8.5%	102	1,882
GMAC Capital Trust I, Preferred 8.125%	128	2,476

		4,358

Trucking – 0.1%
Swift Services Holdings, Inc., 6.0% Cumulative (B)	105	896

TOTAL PREFERRED STOCKS – 0.4%		$5,254
(Cost: $6,734)

WARRANTS – 0.0%
Agricultural Products
ASG Consolidated LLC, Expires 5–15–18 (C)	7	$513

(Cost: $408)

CORPORATE DEBT SECURITIES	Principal
Aerospace & Defense – 0.6%
Acquisition Co.,
10.000%, 6–1–17	$7,835	8,031

Agricultural Products – 0.9%
American Seafoods Group LLC,
10.750%, 5–15–16 (B)	7,692	6,846
ASG Consolidated LLC,
15.000%, 5–15–17 (B)(D)	8,474	6,318

		13,164

Alternative Carriers – 2.4%
Level 3 Communications, Inc.:
11.875%, 2–1–19	13,503	14,380
8.125%, 7–1–19 (B)	11,734	11,558
Level 3 Financing, Inc.:
10.000%, 2–1–18	4,050	4,293
9.375%, 4–1–19	1,185	1,237
Windstream Corp.,
7.500%, 6–1–22 (B)	2,530	2,524

		33,992

Apparel Retail – 1.1%
Burlington Coat Factory Warehouse Corporation,
10.000%, 2–15–19	2,361	2,308
J.Crew Group, Inc.,
8.125%, 3–1–19	14,353	13,707

		16,015

Apparel, Accessories & Luxury Goods – 0.2%
Norcraft Companies, L.P. and Norcraft Finance Corp.,
10.500%, 12–15–15	3,650	3,404

Asset Management & Custody Banks – 0.4%
Nexeo Solutions, LLC,
8.375%, 3–1–18 (B)	6,054	6,024

Auto Parts & Equipment – 2.9%
Affinia Group Inc.:
9.000%, 11–30–14	1,710	1,693
10.750%, 8–15–16 (B)	9,702	10,527
Exide Technologies,
8.625%, 2–1–18	4,921	3,789
Icahn Enterprises L.P.,
8.000%, 1–15–18	16,350	17,003
Icahn Enterprises L.P. and Icahn Enterprises Finance Corp.,
7.750%, 1–15–16	6,020	6,246
Visteon Corporation,
6.750%, 4–15–19 (B)	2,400	2,394

		41,652

Automotive Manufacturers – 0.7%
Chrysler Group LLC and CG:
8.000%, 6–15–19 (B)	3,050	2,791
8.250%, 6–15–21 (B)	7,266	6,612

		9,403

Automotive Retail – 2.5%
Asbury Automotive Group, Inc.:
7.625%, 3–15–17	4,708	4,720
8.375%, 11–15–20	12,939	13,262
Sonic Automotive, Inc.,
9.000%, 3–15–18	16,815	17,698

		35,680

Broadcasting – 1.2%
Cumulus Media Inc.,
7.750%, 5–1–19 (B)	12,130	10,765
dcp LLC,
10.750%, 8–15–15 (B)	2,778	2,320
Gray Television, Inc.,
10.500%, 6–29–15	5,090	4,810

		17,895

Building Products – 0.5%
Ply Gem Holdings, Inc.,
8.250%, 2–15–18	7,888	6,872

Casinos & Gaming – 1.1%
Inn of the Mountain Gods Resort and Casino,
1.250%, 11–30–20 (D)	4,988	2,640
MGM MIRAGE:
11.375%, 3–1–18	3,400	3,740
9.000%, 3–15–20	2,375	2,630
MGM Resorts International,
10.000%, 11–1–16	3,440	3,612
Peninsula Gaming, LLC,
10.750%, 8–15–17	3,583	3,753

		16,375

Catalog Retail – 1.0%
QVC, Inc.,
7.500%, 10–1–19 (B)	13,870	14,876

Communications Equipment – 0.9%
Brightstar Corporation,
9.500%, 12–1–16 (B)	12,461	12,710

Construction & Engineering – 0.4%
J.M. Huber Corporation,
9.875%, 11–1–19 (B)	5,025	5,276

Construction & Farm Machinery & Heavy Trucks – 0.4%
ArvinMeritor, Inc.,
10.625%, 3–15–18	4,249	3,994
Greenbrier Companies, Inc., (The), Convertible,
3.500%, 4–1–18 (B)	1,170	1,133

		5,127

Construction Materials – 2.2%
Cemex Finance LLC,
9.500%, 12–14–16 (B)	6,200	5,441
Cemex SAB de CV,
9.000%, 1–11–18 (B)	2,527	2,015
Headwaters Incorporated,
7.625%, 4–1–19	7,840	6,938
Headwaters Incorporated, Convertible:
2.500%, 2–1–14	3,075	2,522
14.750%, 2–1–14 (B)	6,286	6,537
Hillman Group, Inc. (The),
10.875%, 6–1–18	8,536	8,450

		31,903

Consumer Finance – 2.2%
American General Finance Corporation,
6.900%, 12–15–17	2,500	1,800
Credit Acceptance Corporation:
9.125%, 2–1–17	3,840	4,013
9.125%, 2–1–17 (B)	1,585	1,652
Speedy Cash Intermediate Holdings Corp.,
10.750%, 5–15–18 (B)	6,180	6,211
TMX Finance LLC and TitleMax Finance Corporation,
13.250%, 7–15–15	3,047	3,352
WM Finance Corp.,
11.500%, 10–1–18 (B)	5,472	5,431
WM Holdings Finance Corp.,
13.750%, 10–1–19 (B)	8,505	7,994

		30,453

Data Processing & Outsourced Services – 0.9%
Fidelity National Information Services, Inc.:
7.625%, 7–15–17	7,845	8,493
7.625%, 7–15–17 (B)	2,159	2,326
7.875%, 7–15–20	2,525	2,727

		13,546

Diversified Chemicals – 0.8%
Kinove German Bondco GmbH,
10.000%, 6–15–18 (B)(E)	EUR3,479	4,007
Styrolution Group GmbH,
7.625%, 5–15–16 (B)(E)	8,000	7,248

		11,255

Diversified Metals & Mining – 1.7%
FMG Resources Pty Ltd.:
7.000%, 11–1–15 (B)	$8,155	8,236
6.375%, 2–1–16 (B)	1,700	1,649
6.875%, 2–1–18 (B)	1,700	1,628
8.250%, 11–1–19 (B)	7,980	8,120
Taseko Mines Limited,
7.750%, 4–15–19	5,350	4,828

		24,461

Diversified Support Services – 0.2%
SITEL, LLC and SITEL Finance Corp.,
11.500%, 4–1–18	3,217	2,373

Education Services – 4.3%
Laureate Education, Inc.:
11.000%, 8–15–15 (B)(F)	10,350	10,557
11.250%, 8–15–15 (B)(F)	31,855	32,651
12.750%, 8–15–17 (B)(F)	17,520	18,046

		61,254

Electrical Components & Equipment – 0.4%
International Wire Group, Inc.,
9.750%, 4–15–15 (B)	5,200	5,305

Electronic Equipment & Instruments – 2.6%
CDW LLC and CDW Finance Corporation:
12.535%, 10–12–17	19,190	19,286
8.000%, 12–15–18	1,500	1,564
8.500%, 4–1–19	16,980	17,107

		37,957

Electronic Manufacturing Services – 2.2%
Jabil Circuit, Inc.:
7.750%, 7–15–16	8,240	9,188
8.250%, 3–15–18	12,395	14,285
KEMET Corporation,
10.500%, 5–1–18	7,360	7,783

		31,256

Food Distributors – 1.6%
U.S. Foodservice, Inc.,
8.500%, 6–30–19 (B)	10,677	10,330
Viskase Companies, Inc.,
9.875%, 1–15–18 (B)	12,740	12,900

		23,230

Forest Products – 1.1%
Ainsworth Lumber Co. Ltd.,
11.000%, 7–29–15 (B)(D)	25,140	16,326

Health Care Equipment – 0.3%
Biomet, Inc.,
11.625%, 10–15–17	1,600	1,736
DJO Finance LLC and DJO Finance Corporation,
9.750%, 10–15–17	2,580	2,006

		3,742

Health Care Facilities – 2.4%
Acadia Healthcare Company, Inc.,
12.875%, 11–1–18 (B)	8,442	8,358
CHS/Community Health Systems, Inc.:
8.875%, 7–15–15	1,807	1,866
8.000%, 11–15–19 (B)	803	811
INC Research, LLC,
11.500%, 7–15–19 (B)	2,125	1,902
Kindred Healthcare, Inc.,
8.250%, 6–1–19	4,325	3,633
Radiation Therapy Services, Inc.,
9.875%, 4–15–17	8,500	6,354
Tenet Healthcare Corporation,
6.875%, 11–15–31	13,551	11,111

		34,035

Health Care Services – 1.2%
Air Medical Group Holdings Inc.,
9.250%, 11–1–18 (B)	7,915	8,152
ExamWorks Group, Inc.,
9.000%, 7–15–19 (B)	3,414	3,090
OnCure Holdings, Inc.,
11.750%, 5–15–17	1,500	1,185
WP Rocket Merger Sub, Inc.,
10.125%, 7–15–19 (B)	4,685	4,416

		16,843

Health Care Supplies – 1.2%
IVD Acquisition Corporation,
11.125%, 8–15–19 (B)	16,109	16,673

Health Care Technology – 2.0%
Emdeon, Inc.,
11.000%, 12–31–19 (B)	15,169	15,871
MedAssets, Inc.,
8.000%, 11–15–18	13,828	13,551

		29,422

Home Furnishings – 0.1%
Empire Today, LLC and Empire Today Finance Corp.,
11.375%, 2–1–17 (B)	2,008	1,872

Household Products – 1.2%
Reynolds Group Holdings Limited:
7.125%, 4–15–19 (B)	1,892	1,925
9.000%, 4–15–19 (B)	11,190	10,632
7.875%, 8–15–19 (B)	2,544	2,658
9.875%, 8–15–19 (B)	1,453	1,409
8.250%, 2–15–21 (B)	1,632	1,444

		18,068

Human Resource & Employment Services – 0.3%
CDRT Merger Sub, Inc.,
8.125%, 6–1–19	3,990	3,980

Independent Power Producers & Energy Traders – 1.1%
NRG Energy, Inc.:
7.625%, 5–15–19 (B)	7,440	7,291
7.875%, 5–15–21 (B)	9,300	9,068

		16,359

Industrial Machinery – 1.3%
CPM Holdings, Inc.,
10.625%, 9–1–14 (F)	7,450	7,934
RBS Global, Inc. and Rexnord LLC,
11.750%, 8–1–16	8,535	8,963
Tempel Steel Company,
12.000%, 8–15–16 (B)	3,626	3,445

		20,342

Investment Banking & Brokerage – 0.9%
E*TRADE Financial Corporation,
6.750%, 6–1–16	4,420	4,287
GFI Group Inc.,
8.375%, 7–19–18	9,873	8,787

		13,074

IT Consulting & Other Services – 2.2%
iGATE Corporation,
9.000%, 5–1–16 (B)	25,075	25,890
SRA International, Inc. and Sterling Merger, Inc.,
11.000%, 10–1–19 (B)	6,206	6,051

		31,941

Leisure Facilities – 1.0%
Palace Entertainment Holdings, LLC,
8.875%, 4–15–17 (B)	14,498	14,389

Metal & Glass Containers – 0.5%
Plastipak Holdings, Inc.,
10.625%, 8–15–19 (B)	6,035	6,669

Movies & Entertainment – 0.9%
AMC Entertainment Holdings, Inc.,
9.750%, 12–1–20	6,946	6,599
AMC Entertainment Inc.,
8.000%, 3–1–14	2,300	2,271
Regal Enertainment Group,
9.125%, 8–15–18	4,255	4,563

		13,433

Multi-Line Insurance – 0.4%
American International Group, Inc.,
8.175%, 5–15–58	6,865	6,110

Oil & Gas Drilling – 0.7%
RDS Ultra-Deepwater Ltd,
11.875%, 3–15–17 (B)	9,165	9,669

Oil & Gas Equipment & Services – 2.5%
Forbes Energy Services Ltd.,
9.000%, 6–15–19	8,085	7,559
Geokinetics Holdings USA, Inc.,
9.750%, 12–15–14	2,933	1,848
Global Geophysical Services, Inc.,
10.500%, 5–1–17	20,086	18,881
SESI, LLC,
7.125%, 12–15–21 (B)	5,040	5,292
Thermon Industries, Inc.,
9.500%, 5–1–17	1,884	2,030

		35,610

Oil & Gas Refining & Marketing – 2.7%
Energy Partners Ltd.,
8.250%, 2–15–18	14,606	13,949
Offshore Group Investment Limited,
11.500%, 8–1–15	24,185	26,150

		40,099

Other Diversified Financial Services – 0.7%
Bank of America Corporation:
8.000%, 12–29–49 (F)	8,550	7,656
8.125%, 12–29–49 (F)	2,499	2,243

		9,899

Packaged Foods & Meats – 1.5%
Bumble Bee Foods, LLC:
9.000%, 12–15–17 (B)	9,816	9,963
9.625%, 3–15–18 (B)	12,825	11,414

		21,377

Paper Packaging – 1.0%
Sealed Air Corporation:
8.125%, 9–15–19 (B)	6,242	6,835
8.375%, 9–15–21 (B)	6,651	7,349

		14,184

Paper Products – 0.3%
Appleton Papers Inc.,
10.500%, 6–15–15 (B)	4,205	4,147
Verso Paper Corp.,
8.750%, 2–1–19	832	508

		4,655

Pharmaceuticals – 2.3%
Capsugel FinanceCo S.C.A.,
9.875%, 8–1–19 (B)(E)	EUR10,996	14,374
ConvaTec Healthcare E S.A.,
10.500%, 12–15–18 (B)	$1,720	1,535
Jaguar Holding Company II and Jaguar Merger Sub Inc.,
9.500%, 12–1–19 (B)	18,393	19,312

		35,221

Railroads – 0.2%
Kansas City Southern de Mexico, S.A. de C.V.,
6.625%, 12–15–20	2,580	2,735

Regional Banks – 0.9%
CIT Group, Inc.,
7.000%, 5–2–17 (B)	13,350	13,333

Restaurants – 5.3%
CKE Holdings, Inc.,
10.500%, 3–14–16 (B)(D)	24,513	22,741
CKE Restaurants, Inc.,
11.375%, 7–15–18	17,760	19,358
Dave & Buster’s, Inc.,
0.000%, 2–15–16 (B)(G)	24,215	13,924
DineEquity, Inc.,
9.500%, 10–30–18	5,322	5,714
NPC International, Inc.,
10.500%, 1–15–20 (B)	12,967	13,032

		74,769

Security & Alarm Services – 0.5%
DynCorp International Inc.,
10.375%, 7–1–17	9,575	8,330

Semiconductor Equipment – 0.1%
Phototronics, Inc., Convertible,
3.250%, 4–1–16 (B)	975	938

Semiconductors – 0.5%
Freescale Semiconductor, Inc.,
8.050%, 2–1–20	3,698	3,476
Micron Technology, Inc., Convertible:
1.500%, 8–1–31 (B)	4,004	3,594
1.875%, 8–1–31 (B)	910	801

		7,871

Specialized Consumer Services – 0.7%
B-Corp Merger Sub, Inc.,
8.250%, 6–1–19 (B)	10,646	10,007

Specialized Finance – 0.5%
Kinetic Concepts, Inc. and KCI USA,
10.500%, 11–1–18 (B)	3,269	3,204
PHH Corporation,
9.250%, 3–1–16	4,300	4,085

		7,289

Specialized REITs – 1.0%
CNL Lifestyles Properties, Inc.,
7.250%, 4–15–19	15,872	14,682

Steel – 1.4%
Ryerson Inc.,
12.000%, 11–1–15	4,395		4,439
Severstal Columbus LLC,
10.250%, 2–15–18	4,300		4,504
WireCo WorldGroup Inc.,
10.000%, 5–15–17 (B)	11,910		11,970

			20,913

Systems Software – 1.2%
Atlantis Merger Sub, Inc. and SoftBrands, Inc.,
11.500%, 7–15–18 (B)	17,725		17,193

Thrifts & Mortgage Finance – 0.5%
Provident Funding Associates, L.P. and PFG Finance Corp.,
10.125%, 2–15–19 (B)	10,282		7,917

Trading Companies & Distributors – 0.5%
United Rentals (North America), Inc.,
8.375%, 9–15–20	8,910		8,687

Wireless Telecommunication Service – 2.1%
Clearwire Communications LLC,
12.000%, 12–1–15 (B)	4,211		4,032
Cricket Communications, Inc.,
7.750%, 10–15–20	4,095		3,583
Digicel Group Limited,
10.500%, 4–15–18 (B)	5,452		5,479
MetroPCS Wireless, Inc.,
6.625%, 11–15–20	4,760		4,439
Sprint Nextel Corporation:
9.000%, 11–15–18 (B)	7,973		8,372
11.500%, 11–15–21 (B)	1,276		1,263
Wind Acquisition Finance S.A.,
11.750%, 7–15–17 (B)	4,060		3,634

			30,802

TOTAL CORPORATE DEBT SECURITIES – 81.5%			$1,178,947
(Cost: $1,213,120)

MUNICIPAL BONDS – TAXABLE – 0.6%
Arizona
AZ Hlth Fac Auth, Rev Bonds (Banner Hlth), Ser 2007B,
1.059%, 1–1–37 (F)	12,825		$8,547

(Cost: $8,297)

SENIOR LOANS
Building Products – 1.6%
Goodman Global, Inc.,
9.000%, 10–28–17 (F)	23,189		23,213

Casinos & Gaming – 0.1%
Revel AC, Inc.,
9.000%, 2–17–17 (F)	2,035		1,854

Diversified Real Estate Activities – 0.2%
EIG Investors, Corp.,
7.750%, 11–28–17 (F)	3,004		2,979

Diversified Support Services – 3.1%
Advantage Sales & Marketing, Inc.:
9.250%, 5–29–18 (F)	19,322		18,912
0.000%, 12–30–18 (F)(G)	6,000		5,880
Applied Systems, Inc.,
9.250%, 6–8–17 (F)	1,290		1,247
N.E.W. Holdings I, LLC,
9.500%, 3–23–17 (F)	21,425		18,318

			44,357

Environmental & Facilities Services – 0.4%
K2 Pure Solutions Nocal, L.P.,
10.000%, 9–10–15 (F)	5,611		5,429

Food Distributors – 0.5%
Fairway Group Acquisition Company:
7.500%, 2–11–17 (F)	—	*	—	*
7.500%, 3–3–17 (F)	7,090		6,842

			6,842

Health Care Facilities – 0.8%
National Surgical Hospitals, Inc.:
0.000%, 2–3–17 (F)(G)	1,905	1,833
8.250%, 2–3–17 (F)	10,839	10,432

		12,265

Home Furnishings – 0.7%
Spring Windows Fashions, LLC,
11.250%, 5–31–18 (F)	10,200	9,881

Hypermarkets & Super Centers – 0.5%
Roundy’s Supermarkets, Inc.,
10.000%, 4–16–16 (F)	7,005	6,979

Independent Power Producers & Energy Traders – 0.9%
Texas Competitive Electric Holdings Company, LLC,
4.776%, 10–10–17 (F)	19,539	12,331

Internet Software & Services – 1.2%
Nextag, Inc.,
7.000%, 1–28–16 (F)	8,123	7,859
Web.com Group, Inc.,
7.000%, 10–27–17 (F)	10,500	9,607

		17,466

IT Consulting & Other Services – 0.7%
Presidio, Inc.,
7.250%, 3–31–17 (F)	9,481	9,339
Vertafore, Inc.,
9.750%, 10–29–17 (F)	1,311	1,273

		10,612

Restaurants – 0.3%
NPC International, Inc.,
6.750%, 11–7– 18 (F)	4,560	4,560

TOTAL SENIOR LOANS – 11.0%		$158,768
(Cost: $166,706)

SHORT-TERM SECURITIES
Commercial Paper – 4.1%
Avon Capital Corp. (GTD by Avon Products, Inc.):
0.450%, 1–3–12 (H)	2,000	2,000
0.500%, 1–10–12 (H)	4,000	3,999
Clorox Co.,
0.390%, 1–20–12 (H)	10,000	9,997
CVS Caremark Corporation,
0.370%, 1–11–12 (H)	5,000	4,999
General Electric Capital Corporation,
0.020%, 1–23–12 (H)	1,000	1,000
General Mills, Inc.,
0.170%, 1–11–12 (H)	7,700	7,700
Harley-Davidson Funding Corp.,
0.450%, 1–30–12 (H)	3,500	3,499
McCormick & Co. Inc.,
0.090%, 1–3–12 (H)	5,825	5,825
PACCAR Financial Corp.:
0.060%, 1–18–12 (H)	4,700	4,700
0.120%, 2–6–12 (H)	2,000	2,000
PacifiCorp,
0.430%, 1–3–12 (H)	5,000	5,000
Verizon Communications Inc.,
0.380%, 1–5–12 (H)	5,000	5,000
Wisconsin Electric Power Co.,
0.120%, 1–3–12 (H)	4,062	4,062

		59,781

Master Note – 0.0%
Toyota Motor Credit Corporation,
0.136%, 1–3–12 (I)	232	232

United States Government Agency Obligations – 0.6%
Fannie Mae Discount Notes:
0.010%, 2–29–12	1,000	1,000
0.010%, 3–14–12	6,283	6,283

		7,283

TOTAL SHORT-TERM SECURITIES – 4.7%		$67,296
(Cost: $67,296)

TOTAL INVESTMENT SECURITIES – 98.8%	$1,428,529
(Cost: $1,472,708)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 1.2%	17,874

NET ASSETS – 100.0%	$1,446,403

Notes to Schedule of Investments

Fair value is defined as the price that the Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – unadjusted quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of December 31, 2011:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$9,204	$—	$—
Preferred Stocks	4,358	896	—
Warrants	—	513	—
Corporate Debt Securities	—	1,166,977	11,970
Municipal Bonds	—	8,547	—
Senior Loans	—	129,838	28,930
Short-Term Securities	—	67,296	—
Total	$13,562	$1,374,067	$40,900
Forward Foreign Currency Contracts	$—	$3,040	$—
Liabilities
Forward Foreign Currency Contracts	$—	$34	$—

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Warrants	Corporate Debt Securities	Senior Loans
Beginning Balance 10–1–11	$850	$3,408	$36,613
Net realized gain (loss)	—	—	3
Net change in unrealized appreciation (depreciation)	—	(59)	(2,384)
Purchases	—	—	9,240
Sales	—	—	(9,496)
Transfers into Level 3 during the period	—	12,029	22,170
Transfers out of Level 3 during the period	(850)	(3,408)	(27,216)
Ending Balance 12–31–11	$—	$11,970	$28,930
Net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of 12–31–11	$—	$(59)	$(2,384)

Transfers from Level 2 to Level 3 occurred generally due to the lack of observable market data due to decreased market activity or information for these securities. Transfers from Level 3 to Level 2 occurred generally due to the increased availability of observable market data due to increased market activity or information. As shown above, transfers in and out of Level 3 represent the value at the later of the beginning of the fiscal period or the purchase date of the security. There were no significant transfers between Levels 1 and 2 during the period ended December 31, 2011.

The following forward foreign currency contracts were outstanding at December 31, 2011:

Type	Currency	Counterparty	Principal Amount of Contract (Denominated in Indicated Currency)	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Sell	Euro	Deutsche Bank AG	551	2–1–12	$75	$—
Sell	Euro	Deutsche Bank AG	63	5–15–12	7	—
Sell	Euro	Morgan Stanley International	483	5–15–12	52	—
Sell	Euro	Deutsche Bank AG	383	6–15–12	40	—
Sell	Euro	Deutsche Bank AG	551	8–1–12	69	—
Sell	Euro	Deutsche Bank AG	63	11–15–12	6	—
Sell	Euro	Morgan Stanley International	483	11–15–12	45	—
Sell	Euro	Deutsche Bank AG	383	12–17–12	36	—
Sell	Euro	Deutsche Bank AG	551	2–1–13	62	—
Sell	Euro	Deutsche Bank AG	63	5–15–13	5	—
Sell	Euro	Morgan Stanley International	483	5–15–13	40	—
Sell	Euro	Deutsche Bank AG	383	6–17–13	31	—
Sell	Euro	Deutsche Bank AG	551	8–1–13	57	—
Sell	Euro	Deutsche Bank AG	63	11–15–13	5	—
Sell	Euro	Morgan Stanley International	483	11–15–13	36	—
Sell	Euro	Deutsche Bank AG	383	12–16–13	29	—
Sell	Euro	Deutsche Bank AG	551	2–3–14	52	—
Sell	Euro	Deutsche Bank AG	63	5–15–14	4	—
Sell	Euro	Morgan Stanley International	483	5–15–14	34	—
Sell	Euro	Deutsche Bank AG	383	6–16–14	26	—
Sell	Euro	Deutsche Bank AG	551	8–1–14	50	—
Sell	Euro	Morgan Stanley International	483	11–14–14	33	—
Sell	Euro	Deutsche Bank AG	63	11–17–14	4	—
Sell	Euro	Deutsche Bank AG	383	12–15–14	25	—
Sell	Euro	Deutsche Bank AG	551	2–2–15	47	—
Sell	Euro	Morgan Stanley International	483	5–15–15	—	—	*
Sell	Euro	Deutsche Bank AG	63	5–15–15	4	—
Sell	Euro	Deutsche Bank AG	383	6–15–15	25	—
Sell	Euro	Deutsche Bank AG	551	8–3–15	45	—
Sell	Euro	Morgan Stanley International	483	11–16–15	—	1
Sell	Euro	Deutsche Bank AG	63	11–16–15	4	—
Sell	Euro	Deutsche Bank AG	383	12–15–15	25	—
Sell	Euro	Deutsche Bank AG	551	2–1–16	45	—
Sell	Euro	Morgan Stanley International	6,813	5–16–16	—	33
Sell	Euro	Deutsche Bank AG	1,713	5–16–16	106	—
Sell	Euro	Deutsche Bank AG	383	6–15–16	25	—
Sell	Euro	Deutsche Bank AG	551	8–1–16	45	—
Sell	Euro	Deutsche Bank AG	383	12–15–16	26	—
Sell	Euro	Deutsche Bank AG	551	2–1–17	46	—
Sell	Euro	Deutsche Bank AG	383	6–15–17	28	—
Sell	Euro	Deutsche Bank AG	551	8–1–17	47	—
Sell	Euro	Deutsche Bank AG	383	12–15–17	30	—
Sell	Euro	Deutsche Bank AG	551	2–1–18	50	—
Sell	Euro	Deutsche Bank AG	4,509	6–15–18	354	—
Sell	Euro	Deutsche Bank AG	551	8–1–18	52	—
Sell	Euro	Deutsche Bank AG	551	2–1–19	53	—
Sell	Euro	Deutsche Bank AG	11,711	8–1–19	1,160	—
					$3,040	$34

*	Not shown due to rounding.

(A)	No dividends were paid during the preceding 12 months.

(B)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2011, the total value of these securities amounted to $661,520 or 45.7% of net assets.

(C)	Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.

(D)	Payment-in-kind bonds.

(E)	Principal amounts are denominated in the indicated foreign currency, where applicable (EUR - Euro).

(F)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2011.

(G)	Zero coupon bond.

(H)	Rate shown is the yield to maturity at December 31, 2011.

(I)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2011. Date shown represents the date that the variable rate resets.

The following acronyms are used throughout this schedule:

GTD = Guaranteed

REIT = Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at December 31, 2011 and the related unrealized appreciation (depreciation) were as follows:

Cost	$1,472,792

Gross unrealized appreciation	26,230
Gross unrealized depreciation	(70,493)

Net unrealized depreciation	$(44,263)

SCHEDULE OF INVESTMENTS Municipal Bond Fund (in thousands)	DECEMBER 31, 2011 (UNAUDITED)

MUNICIPAL BONDS	Principal	Value

Alabama – 0.6%
The Indl Dev Board of Selma, AL, Gulf Opp Zone Bonds, Ser 2009A,
6.250%, 11-1-33	$2,000	$2,139
The Pub Edu Bldg Auth of Tuscaloosa, Student Hsng Rev Bonds (Univ of AL Ridgecrest Residential Proj), Ser 2008,
6.750%, 7-1-33	2,500	2,883

		5,022

Alaska – 0.2%
AK Intl Arpt Sys Rev and Rfdg Bonds, Ser 2010A,
5.000%, 10-1-21	1,735	1,939

Arizona – 1.0%
Cert of Part for the Benefit of AZ State Univ (AZ State Univ Proj), Ser 2002,
5.375%, 7-1-13	1,000	1,020
Indl Dev Auth of Mohave Cnty, Correctional Fac Contract Rev Bonds (Mohave Prison, LLC Expansion Proj), Ser 2008,
8.000%, 5-1-25	2,500	2,811
Phoenix Civic Impvt Corp, Sr Lien Arpt Rev Bonds, Ser 2002B,
5.750%, 7-1-14	2,000	2,036
Rio Nuevo Multipurp Fac Dist (Tucson, AZ), Sub Lien Excise Tax Rev Bonds, Ser 2008,
6.625%, 7-15-25	2,000	2,343

		8,210

California – 13.8%
ABAG Fin Auth for Nonprofit Corp, Rev Bonds (Sharp Hlth Care), Ser 2009B,
6.250%, 8-1-39	1,000	1,096
Arpt Comsn, San Francisco Intl Arpt Second Ser Rev Bonds, Ser 2009E,
6.000%, 5-1-39	3,000	3,355
CA Dept of Water Res, Cent Vly Proj, Water Sys Rev Bonds, Ser X,
5.500%, 12-1-16	10	12
CA Hlth Fac Fin Auth, Rev Bonds (Adventist Hlth Sys/West), Ser 2009A,
5.750%, 9-1-39	2,250	2,377
CA Hlth Fac Fin Auth, Rev Bonds (Children’s Hosp of Orange Cnty), Ser 2009A,
6.500%, 11-1-38	2,000	2,192
CA Muni Fin Auth, Cmnty Hosp of Cent CA Oblig Group Cert of Part,
5.500%, 2-1-39	4,000	3,800
CA Muni Fin Auth, Edu Fac Rev Bonds (King/Chavez Academies Proj), Ser 2009A,
8.500%, 10-1-29	1,000	1,121
CA Pollutn Ctl Fin Auth, Solid Waste Disp Rev Bonds (Republic Svc, Inc. Proj) Ser 2002B,
5.250%, 6-1-23	2,085	2,339
CA Pollutn Ctl Fin Auth, Solid Waste Disp Rfdg Rev Bonds (Waste Mgmt, Inc. Proj), Ser 2002A,
5.000%, 1-1-22	1,500	1,541

CA Rural Home Mtg Fin Auth, Sngl Fam Mtg Rev Bonds (Mtg-Bkd Sec Prog), Ser 1998B, Class 5,
6.350%, 12-1-29	5	5
CA Statewide Cmnty Dev Auth, Hosp Rev Cert of Part, Cedars-Sinai Med Ctr, Ser 1992,
6.500%, 8-1-12	810	838
CA Statewide Cmnty Dev Auth, Sch Fac Rev Bonds (Aspire Pub Sch), Ser 2010:
6.000%, 7-1-40	1,750	1,726
6.350%, 7-1-46	1,000	1,010
CA Statewide Cmnty Dev Auth, Student Hsng Rev Bonds (Univ of CA, Irvine East Campus Apt, Phase I Rfdg-CHF-Irvine, L.L.C.), Ser 2011,
5.000%, 5-15-21 (A)	170	184
CA Various Purp GO Bonds:
6.000%, 2-1-15	3,000	3,451
5.250%, 2-1-19	7,000	7,486
5.250%, 11-1-21	1,000	1,078
5.000%, 2-1-22	7,000	7,394
5.250%, 9-1-26	3,500	3,955
5.500%, 4-1-28	3,000	3,339
5.250%, 10-1-29	2,500	2,746
5.750%, 4-1-31	5,000	5,629
6.000%, 3-1-33	1,000	1,162
6.000%, 11-1-39	4,500	5,119
Carson Redev Agy Redev Proj Area No. 1, Tax Alloc Bonds, Ser 2009A,
7.000%, 10-1-36	750	797
Cmnty Redev Agy of Santa Ana, Merged Proj Area Bonds, Ser 2011 A,
6.250%, 9-1-24	2,000	2,185
Cnty of Sacramento, 2010 Rfdg Cert of Part, Sacramento Cnty Pub Fac Fin Corp,
5.750%, 2-1-30	2,000	2,127
Delta Cnty Home Mtg Fin Auth, Sngl Fam Mtg Rev Bonds (Mtg-Bkd Sec Prog), Ser 1998A,
5.200%, 12-1-14	20	20
Foothill/Eastn Trans Corridor Agy, Toll Road Rfdg Rev Bonds (Cap Apprec Bonds), Ser 1999,
0.000%, 1-15-17 (B)	7,500	5,675
Golden State Tob Securitization Corp, Tob Stlmt Asset-Bkd Bonds, Ser 2003A-1,
6.750%, 6-1-39	2,500	2,719
Palomar Pomerado Hlth, GO Bonds, Election of 2004, Ser 2009A:
0.000%, 8-1-31 (B)	3,315	1,048
0.000%, 8-1-32 (B)	5,000	1,467
0.000%, 8-1-33 (B)	5,000	1,362
Palomar Pomerado Hlth, San Diego Cnty, CA, Cert of Part,
6.750%, 11-1-39	2,750	2,867
Pub Fac Fin Auth of San Diego, Sr Sewer Rev Bonds, Ser 2009A,
5.250%, 5-15-34	3,000	3,253
Redev Agy for Riverside, Interstate 215 Corridor Redev Proj Area, 2010 Tax Alloc Bonds, Ser E,
6.500%, 10-1-40	1,500	1,623
Redev Agy of San Diego, Naval Training Ctr Redev Proj, Tax Alloc Bonds, Ser 2010A,
5.750%, 9-1-40	1,000	1,009
Riverside Cmnty College Dist, Riverside Cnty, CA, Election of 2004, GO Bonds, Ser 2004A
5.500%, 8-1-29	3,800	4,281

Sacramento Area Flood Ctl Agy, Consolidated Cap Assmt Dist Bonds, Ser 2008,
5.500%, 10-1-28	500	566
San Jose Merged Area Redev Proj, Hsng Set-Aside Tax Alloc Bonds, Ser 2010A-1,
5.500%, 8-1-35	1,000	993
San Jose, CA Arpt Rev Bonds, Ser 2011A-1,
5.250%, 3-1-21	3,185	3,683
Southn CA Pub Power Auth, Multiple Proj Rev Bonds, Ser 1989,
6.750%, 7-1-12	3,455	3,559
Southn CA Pub Power Auth, Transmission Proj Rev Bonds (Southn Transmission Proj), Ser 2008B,
6.000%, 7-1-27	1,000	1,174
State Pub Works Board of CA, Lease Rev Bonds (Various Cap Proj), Ser 2009I,
6.375%, 11-1-34	500	557
State Pub Works Board of CA, Lease Rev Bonds (Various Cap Proj), Ser 2009G-1,
5.750%, 10-1-30	1,000	1,086
The Metro Water Dist of Southn CA, Water Rev Bonds, 2003 Authorization, Ser B-2,
5.000%, 10-1-27	5,000	5,407
The Regents of the Univ of CA, Hosp Rev Bonds (UCLA Med Ctr), Ser 2004B,
5.500%, 5-15-20	1,500	1,593
Tuolumne Wind Proj Auth, Rev Bonds (Tuolumne Co Proj), Ser 2009A,
5.875%, 1-1-29	1,000	1,132

		113,138

Colorado – 2.5%
City and Cnty of Broomfield, CO, Rfdg Cert of Part, Ser 2010,
5.000%, 12-1-23	2,065	2,382
CO Edu and Cultural Fac Auth, Charter Sch Rev Bonds (The Classical Academy Proj), Ser 2008A:
6.750%, 12-1-23	1,670	1,906
7.400%, 12-1-38	1,000	1,146
CO Edu and Cultural Fac Auth, Independent Sch Rev Rfdg Bonds (Vail Mountain Sch Proj), Ser 2010,
6.125%, 5-1-40	2,500	2,540
CO Higher Edu Cap Constr, Lease Purchase Fin Prog, Cert of Part, Ser 2008,
5.500%, 11-1-27	1,000	1,153
CO Hsng and Fin Auth, Sngl Fam Mtg Class I Bonds, Ser 2009A,
5.500%, 11-1-29	990	1,019
Denver Hlth and Hosp Auth, Hlthcare Recovery Zone, Fac Rev Bds, Ser 2010,
5.625%, 12-1-40	2,750	2,766
Joint Sch Dist No. 28J, Adams and Arapahoe Cnty, CO, GO Bonds, Ser 2008,
6.000%, 12-1-28	2,500	2,942
Rgnl Trans Dist, Private Activity Bonds (Denver Transit Partn Eagle P3 Proj), Ser 2010,
6.500%, 1-15-30	4,250	4,548

		20,402

Connecticut – 0.7%
Cap City Econ Dev Auth, Prkg and Enrg Fee Rev Bonds, Ser 2008D,
5.750%, 6-15-34	2,500	2,774
Eastn CT Res Recovery Auth, Solid Waste Rev Bonds (Wheelabrator Lisbon Proj), Ser 1993A,
5.500%, 1-1-14	2,625	2,633

		5,407

District Of Columbia – 1.0%
DC Hosp Rev Bonds (Sibley Mem Hosp Issue), Ser 2009,
6.375%, 10-1-39	2,250	2,433

Metro Washington Arpt Auth, Dulles Toll Road, Second Sr Lien Rev Bonds, Ser 2009C,
0.000%, 10-1-41 (B)	6,500	5,587

		8,020

Florida – 7.8%
Brevard Cnty, FL, Indl Dev Rev Bonds (TUFF FL Tech Proj), Ser 2009,
6.750%, 11-1-39	2,500	2,633
Broward Cnty, FL, Passenger Fac Charge/Arpt Sys Rev Convertible Lien Bonds, Arpt Sys Rev Bonds, Ser 2001J-1,
5.750%, 10-1-18	2,870	2,904
Citizens Ppty Ins Corp, Coastal Account Sr Secured Bonds, Ser 2011A-1,
5.000%, 6-1-20	1,000	1,105
Citizens Ppty Ins Corp, Sr Secured Rev Bonds, Ser 2010A-1,
5.250%, 6-1-17	3,600	4,022
Coral Gables, FL, Hlth Fac Auth, Hosp Rev Bonds (Baptist Hlth South FL Oblig Group), Ser 2004,
5.250%, 8-15-24	5,000	5,607
Greater Orlando Aviation Auth, Arpt Fac Rev Bonds, Ser 2002B,
5.500%, 10-1-17	2,000	2,072
Halifax Hosp Med Ctr (Daytona Beach, FL), Hosp Rev Rfdg and Impvt Bonds, Ser 2006A,
5.250%, 6-1-26	3,000	3,040
Hillsborough Cnty Aviation Auth, FL, Tampa Intl Arpt, Rev Bonds, Ser 2003B,
5.000%, 10-1-20	2,000	2,080
Hillsborough Cnty Indl Dev Auth, Indl Dev Rev Bonds, Hlth Fac Proj (Univ Cmnty Hosp), Ser 2008A,
5.625%, 8-15-29	3,600	4,620
Miami, FL, Spl Oblig Non-Ad Valorem Rev Rfdg Bonds, Ser 2002A,
5.500%, 9-1-13	2,460	2,521
Miami-Dade Cnty, FL, Aviation Rev Bonds, Miami Intl Arpt (Hub of the Americas), Ser 2002,
5.750%, 10-1-16	2,000	2,054
Miami-Dade Cnty, FL, Aviation Rev Bonds, Miami Intl Arpt (Hub of the Americas), Ser 2009A,
5.500%, 10-1-36	2,500	2,628
Miami-Dade Cnty, FL, Aviation Rev Bonds, Ser 2010A,
5.500%, 10-1-41	2,500	2,642
Miami-Dade Cnty, FL, Aviation Rev Bonds, Ser 2010B,
5.000%, 10-1-23	1,500	1,650
Miami-Dade Cnty, FL, GO Bonds (Bldg Better Cmnty Prog), Ser 2008B,
6.250%, 7-1-26	2,500	2,920
Miami-Dade Cnty, FL, Water and Sewer Sys Rev Rfdg Bonds, Ser 2008B,
5.250%, 10-1-22	5,000	6,166
Miami-Dade Cnty, FL, Water and Sewer Sys Rev Rfdg Bonds, Ser 2008C,
6.000%, 10-1-23	2,500	3,069
Mid-Bay Bridge Auth, Springing Lien Rev Bonds, Ser 2011A,
7.250%, 10-1-34	3,000	3,207
Port St. Lucie, FL, Spl Assmt Rfdg Bonds (City Ctr Spl Assmt Dist), Ser 2008A,
6.500%, 7-1-35	2,500	2,863
South Lake Cnty Hosp Dist, Rev Bonds (South Lake Hosp, Inc.), Ser 2009A,
6.250%, 4-1-39	1,000	1,042
St. Johns Cnty Indl Dev Auth, Rev Bonds (Presbyterian Ret Cmnty Proj), Ser 2010A,
5.875%, 8-1-40	3,500	3,524
Volusia Cnty Edu Fac Auth, Edu Fac Rev Rfdg Bonds (Embry-Riddle Aeronautical Univ, Inc. Proj.) Ser 2011,
5.250%, 10-15-22	2,250	2,528

		64,897

Georgia – 2.8%
Atlanta Arpt Gen Rev Rfdg Bonds, Ser 2010C,
5.750%, 1-1-23	2,000	2,431
Atlanta Dev Auth Edu Fac, Rev Bonds (Panther Place, LLC Proj), Ser 2009A,
5.000%, 7-1-37	3,500	3,592
Atlanta, GA, Water and Wastewater Rev Bonds, Ser 2009B,
5.375%, 11-1-39	2,500	2,691
DeKalb Cnty, GA, Hosp Auth, Rev Anticipation Cert (DeKalb Med Ctr, Inc. Proj), Ser 2010,
6.125%, 9-1-40	1,500	1,535
Dev Auth of Alpharetta, GA, Edu Fac Rev Bonds (Fulton Science Academy Proj), Ser 2011A,
6.250%, 7-1-31	2,250	2,220
Hosp Auth of Cobb Cnty, GA, Rev Anticipation Rfdg and Impvt Cert, Ser 2003,
5.250%, 4-1-20	3,000	3,159
Muni Elec Auth of GA, Proj One Spl Oblig Bonds, Fifth Crossover Ser,
6.400%, 1-1-13	5,300	5,419
Muni Elec Auth of GA, Proj One Sub Bonds, Ser 2008D,
6.000%, 1-1-23	2,100	2,491

		23,538

Guam – 0.4%
A.B. Won Pat, GU Intl Arpt Auth, Gen Rev Bonds, Ser 2003C,
5.375%, 10-1-20	3,305	3,356

Idaho – 0.5%
Boise City, ID, Arpt Rev Rfdg Bonds (Air Terminal Fac Proj), Ser 2011:
5.750%, 9-1-19	750	876
5.750%, 9-1-20	1,000	1,165
ID Hlth Fac Auth, Rev Bonds (St. Luke’s Hlth Sys Proj), Ser 2008A,
6.750%, 11-1-37	2,000	2,232

		4,273

Illinois – 2.3%
Belleville, IL, Tax Incr Rfdg Rev Bonds (Frank Scott Pkwy Redev Proj), Ser 2007A,
5.700%, 5-1-36	1,500	1,269
Chicago GO Bonds, Proj Ser 2011A,
5.250%, 1-1-35	1,300	1,353
Cmnty College Dist No. 525 (Joliet Jr College), GO Bonds (Alternate Rev Source), Ser 2008,
5.750%, 6-1-28	1,000	1,118
Collateralized Sngl Fam Mtg Rev Bonds (Chicago), Ser 2002C,
5.600%, 10-1-34	620	623
IL Fin Auth, Rev and Rfdg Bonds (Roosevelt Univ Proj), Ser 2009,
6.500%, 4-1-39	2,500	2,625
IL Fin Auth, Rev Bonds (Rush Univ Med Ctr Oblig Group), Ser 2009A,
7.250%, 11-1-30	2,500	2,874
IL Fin Auth, Rev Bonds, The Univ of Chicago, Ser 2008B,
5.750%, 7-1-33	2,500	2,829
IL Fin Auth, Student Hsng Rev Bonds (CHF-DeKalb, L.L.C. – Northn IL Univ Proj), Ser 2011,
5.750%, 10-1-21	2,000	2,205

Metro Pier and Exposition Auth IL, McCormick Place Expansion Proj Rfdg Bonds, Ser 2010B-1,
0.000%, 6-15-43 (B)	2,000	312
Rgnl Trans Auth, Cook, DuPage, Kane, Lake, McHenry and Will Cnty, IL, GO Bonds, Ser 2002A,
6.000%, 7-1-24	3,080	3,941

		19,149

Indiana – 2.0%
IN Hlth and Edu Fac Fin Auth, Hosp Rev Bonds (Cmnty Fndtn of NW IN Oblig Group), Ser 2007,
5.500%, 3-1-37	1,750	1,753
IN State Office Bldg Comsn, Capitol Complex Rev Bonds (Senate Avenue Prkg Fac), Ser 1990A,
7.400%, 7-1-15	4,775	5,400
IN State Office Bldg Comsn, Capitol Complex Rev Bonds (State Office Bldg I Fac), Ser 1990B,
7.400%, 7-1-15	8,000	9,047

		16,200

Iowa – 0.8%
Altoona, IA, Annual Appropriation Urban Renewal Tax Incr Rev Bonds, Ser 2008,
5.750%, 6-1-31	1,000	1,004
IA Fin Auth, IA State Revolving Fund Rev Bonds, Ser 2008,
6.000%, 8-1-27	2,500	3,075
IA Higher Edu Loan Auth, Private College Fac Rev and Rfdg Bonds (Upper IA Univ Proj), Ser 2010,
6.000%, 9-1-39	2,145	2,178

		6,257

Kansas – 1.6%
Arkansas City, KS Pub Bldg Comsn, Rev Bonds (South Cent KS Rgnl Med Ctr), Ser 2009,
7.000%, 9-1-38	2,000	2,229
Overland Park, KS, Trans Dev Dist, Sales Tax Rev Bonds (Oak Park Mall Proj), Ser 2010,
5.900%, 4-1-32	3,000	3,021
Sedgwick Cnty, KS and Shawnee Cnty, KS, Sngl Fam Mtg Rev Bonds (Mtg-Bkd Sec Prog), Ser 2002A-5,
5.550%, 12-1-33	1,270	1,351
Sedgwick Cnty, KS and Shawnee Cnty, KS, Sngl Fam Mtg Rev Bonds (Mtg-Bkd Sec Prog), Ser 2002B-4,
5.900%, 12-1-34	915	974
Sedgwick Cnty, KS and Shawnee Cnty, KS, Sngl Fam Mtg Rev Bonds (Mtg-Bkd Sec Prog), Ser 2003A-2,
5.650%, 6-1-35	810	849
Sedgwick Cnty, KS and Shawnee Cnty, KS, Sngl Fam Mtg Rev Bonds (Mtg-Bkd Sec Prog), Ser 2004A-4,
5.625%, 6-1-36	350	370
Unif Govt of Wyandotte Cnty/Kansas City, KS, Sales Tax Spl Oblig Rev Rfdg Bonds (Redev Proj Area B), 2nd Lien Ser of 2005,
5.000%, 12-1-20	1,750	1,809
Unif Govt of Wyandotte Cnty/Kansas City, KS, Sales Tax Spl Oblig (Redev Proj Area B – Major Multi-Sport Athletic Complex Proj), Ser 2010B,
0.000%, 6-1-21 (B)	2,500	1,589
Unif Govt of Wyandotte Cnty/Kansas City, KS, Trans Dev Dist Sales Tax Rev Bonds (NFM-Cabela’s Proj), Ser 2006,
5.000%, 12-1-27	655	640

		12,832

Kentucky – 1.1%
KY Econ Dev Fin Auth, Hosp Rev Bonds, Ser 2010A:
6.375%, 6-1-40	4,500	4,749
6.500%, 3-1-45	2,000	2,121
Ohio, KY, Pollutn Ctl Rfdg Rev Bonds (Big Rivers Elec Corp Proj), Ser 2010A,
6.000%, 7-15-31	2,500	2,608

		9,478

Louisiana – 1.5%
Jefferson Parish Hosp Dist No. 1, Parish of Jefferson, LA, Hosp Rev Bonds, Ser 1998B,
5.250%, 1-1-28	1,000	1,053
LA Local Govt Envirnmt Fac and Cmnty Dev Auth, Hosp Rev Bonds (Women’s Hosp Fndtn Gulf Opp Zone Proj), Ser 2010B,
6.000%, 10-1-44	5,250	5,386
LA Local Govt Envirnmt Fac and Cmnty Dev Auth, Rev Bonds (Shreveport Arpt Cargo Fac Proj), Ser 2008C,
7.000%, 1-1-33	1,000	1,106
Lafayette Pub Trust Fin Auth, Rev Bonds (Ragin’ Cajun Fac, Inc. Hsng and Prkg Proj), Ser 2010,
5.250%, 10-1-20	2,040	2,423
New Orleans Aviation Board, Gulf Opp Zone CFC Rev Bonds (Consolidated Rental Car Proj), Ser 2009A,
6.500%, 1-1-40	1,000	1,041
New Orleans Aviation Board, Rev Rfdg Bonds (Restructuring GARBs), Ser 2009A-1,
6.000%, 1-1-23	1,500	1,751

		12,760

Maine – 0.2%
ME Edu Loan Auth, Student Loan Rev Bonds (Supplemental Edu Loan Prog), Ser 2009A-3,
5.875%, 12-1-39	1,445	1,531

Maryland – 0.6%
MD Econ Dev Corp, Econ Dev Rev Bonds (Terminal Proj), Ser B,
5.750%, 6-1-35	1,750	1,764
MD Hlth and Higher Edu Fac Auth, Rev Bonds, Patterson Park Pub Charter Sch Issue, Ser 2010A,
6.000%, 7-1-40	1,500	1,373
MD Trans Auth, Arpt Prkg Rev Bonds (Baltimore/Washington Intl Arpt Proj), Ser 2002B,
5.375%, 3-1-15	2,000	2,029

		5,166

Massachusetts – 1.1%
MA Dev Fin Agy, Rev Bonds, Foxborough Rgnl Charter Sch Issue, Ser 2010,
6.375%, 7-1-30	2,500	2,557
MA Edu Fin Auth, Edu Loan Rev Bonds, Issue I, Ser 2009,
6.000%, 1-1-28	915	1,004
MA Hlth and Edu Fac Auth, Rev Bonds, Springfield College Issue, Ser 2010,
5.625%, 10-15-40	1,000	1,007
MA Hlth and Edu Fac Auth, Rev Rfdg Bonds, Suffolk Univ Issue, Ser 2009A,
5.750%, 7-1-39	1,615	1,672
The Cmnwlth of MA, GO Bonds, Ser 2003D,
5.250%, 10-1-21	2,500	2,707

		8,947

Michigan – 2.4%
Board of Regents of Eastn MI Univ, Gen Rev Rfdg Bonds, Ser 2002A,
5.800%, 6-1-13	1,530	1,633

Board of Trustees of Grand Vly, State Univ, Gen Rev Bonds, Ser 2009,
5.750%, 12-1-34	1,000	1,070
Detroit, MI Sewage Disp Sys, Sr Lien Rev Rfdg Bonds (Modal Fixed Rate), Ser 2003(B),
7.500%, 7-1-33	2,000	2,420
Detroit, MI, Water Supply Sys Rev, Sr Lien Bonds, Ser 2011-A,
5.750%, 7-1-37	1,500	1,604
MI State Hosp Fin Auth, Hosp Rev and Rfdg Bonds (Henry Ford Hlth Sys), Ser 2009,
5.750%, 11-15-39	4,250	4,399
Royal Oak Hosp Fin Auth, Hosp Rev and Rfdg Bonds (William Beaumont Hosp Oblig Group), Ser 2009V,
8.000%, 9-1-29	3,950	4,700
Royal Oak Hosp Fin Auth, Hosp Rev and Rfdg Bonds (William Beaumont Hosp Oblig Group), Ser 2009W,
6.000%, 8-1-39	2,000	2,114
State Bldg Auth, Rev and Rev Rfdg Bonds (Fac Prog), Ser 2008I,
6.000%, 10-15-38	2,000	2,225

		20,165

Minnesota – 0.7%
Hsng and Redev Auth of Saint Paul, MN, Hlth Care Fac Rev Bonds (Hlth Partners Oblig Group Proj), Ser 2006,
5.250%, 5-15-36	2,000	2,014
Minneapolis Hlth Care Sys Rev Bonds (Fairview Hlth Svc), Ser 2008A,
6.750%, 11-15-32	1,000	1,133
Minneapolis-St. Paul Metro Arpt Comsn, Sub Arpt Rev Rfdg Bonds, Ser 2010D,
5.000%, 1-1-20	2,000	2,244

		5,391

Missouri – 2.6%
Belton, MO, Cert of Part, Ser 2008,
5.125%, 3-1-25	1,000	1,070
Belton, MO, Tax Incr Rev Bonds (Belton Town Centre Proj), Ser 2004,
6.250%, 3-1-24	2,265	2,197
Hlth and Edu Fac Auth, Hlth Fac Rev Bonds (The Children’s Mercy Hosp), Ser 2009,
5.625%, 5-15-39	2,250	2,382
Indl Dev Auth of Cape Girardeau Cnty, MO, Hlth Fac Rev Bonds (Saint Francis Med Ctr), Ser 2009A:
5.500%, 6-1-34	1,000	1,022
5.750%, 6-1-39	1,000	1,057
Indl Dev Auth of Kansas City, MO, Rev Bonds (Plaza Library Proj), Ser 2004,
5.900%, 3-1-24	2,300	2,314
MO Dev Fin Board, Infra Fac Rev Bonds (Independence, MO – Events Ctr Proj), Ser 2009A,
6.625%, 4-1-33	2,000	2,098
MO Dev Fin Board, Infra Fac Rev Bonds (Independence, MO – Events Ctr Proj), Ser 2009F,
6.250%, 4-1-38	2,000	2,036
NW MO State Univ, Hsng Sys Rev Bonds, Ser 2003,
5.500%, 6-1-19	2,650	2,795
Pub Water Supply Dist No. 1 of Lincoln Cnty, MO, Cert of Part, Ser 2009,
6.750%, 6-15-35	2,500	2,585
St. Louis Muni Fin Corp, Compound Int Leasehold Rev Bonds (Convention Ctr Cap Impvt Proj), Ser 2010A,
0.000%, 7-15-36 (B)	2,250	523
St. Louis, MO, Arpt Rev Rfdg Bonds (Lambert – St. Louis Intl Arpt), Ser 2003A,
5.250%, 7-1-18	1,000	1,050

The Indl Dev Auth of Moberly, MO, Annual Appropriation Recovery Zone Fac Bonds (Proj Sugar), Ser 2010-C,
6.000%, 9-1-24 (C)	2,000	700

		21,829

Nebraska – 0.1%
Hosp Auth No. 1 of Sarpy Cnty, NE, Hlth Fac Rev Bds (Immanuel Oblig Grp), Ser 2010,
5.625%, 1-1-40	1,000	1,033

Nevada – 0.8%
Las Vegas Redev Agy, NV, Tax Incr Rev Bonds, Ser 2009A,
8.000%, 6-15-30	3,000	3,437
Overton Power Dist No. 5, Spl Oblig Rev Bonds, Ser 2008,
8.000%, 12-1-25	1,715	2,064
Redev Agy of Mesquite, NV, Tax Incr Rev Bonds, Ser 2009,
7.375%, 6-1-24	1,000	1,039

		6,540

New Hampshire – 0.9%
Business Fin Auth, Rev Bonds, Elliot Hosp Oblig Group Issue, Ser 2009A,
6.125%, 10-1-39	1,500	1,532
NH Hlth and Edu Fac Auth, Rev Bonds, Rivermead Issue, Ser 2011A,
6.875%, 7-1-41	1,000	1,016
NH Hlth and Edu Fac Auth, FHA Insd Mtg Rev Bonds, LRGHlthcare Issue, Ser 2009,
7.000%, 4-1-38	2,000	2,359
NH Hlth and Edu Fac Auth, Hosp Rev Bonds, Catholic Med Ctr Issue, Ser 2002A,
6.125%, 7-1-32	1,755	1,823
NH Hsng Fin Auth, Sngl Fam Mtg Acquisition Rev Bonds, Ser 2006A,
5.650%, 1-1-36	880	916

		7,646

New Jersey – 4.0%
Casino Reinvestment Dev Auth, Hotel Room Fee Rev Bonds, Ser 2004:
5.250%, 1-1-18	1,860	1,961
5.250%, 1-1-23	1,350	1,377
Hudson Cnty Impvt Auth (Hudson Cnty, NJ), Fac Lease Rev Rfdg Bonds (Hudson Cnty Lease Proj), Ser 2010,
5.375%, 10-1-21	2,500	3,005
Newark, NJ GO Sch Purp Rfdg Bonds, Ser 2002,
5.375%, 12-15-13	2,000	2,089
NJ Econ Dev Auth, Rev Bonds (Provident Group-Montclair Ppty L.L.C. – Montclair St Univ Student Hsng Proj), Ser 2010A,
5.750%, 6-1-31	2,900	3,033
NJ Econ Dev Auth, Sch Fac Constr Bonds, Ser 2004I,
5.250%, 9-1-24	2,250	2,528
NJ Econ Dev Auth, Sch Fac Constr Rfdg Bonds, Ser 2011EE,
5.250%, 9-1-24	2,545	2,887
NJ Edu Fac Auth, Rev Rfdg Bonds, Univ of Medicine and Dentistry of NJ Issue, Ser 2009B,
7.500%, 12-1-32	1,000	1,177
NJ Higher Edu Student Assistance Auth, Student Loan Rev Bonds, Ser 2011-1:
5.000%, 12-1-19	1,385	1,506
5.500%, 12-1-21	1,145	1,270
NJ Hlth Care Fac Fin Auth, Rev Bonds, Virtua Hlth Issue, Ser 2009A,
5.500%, 7-1-38	1,500	1,598

NJ Trans Trust Fund Auth, Trans Sys Bonds (Cap Apprec Bonds), Ser 2010A,
0.000%, 12-15-40 (B)	10,000	1,863
NJ Trans Trust Fund Auth, Trans Sys Bonds, Ser 2005B,
5.250%, 12-15-22	3,500	4,195
NJ Trans Trust Fund Auth, Trans Sys Bonds, Ser 2006A,
5.500%, 12-15-22	1,000	1,219
Passaic Vly Sewerage Commissioners (NJ), Sewer Sys Bonds, Ser G,
5.750%, 12-1-21	2,500	3,047

		32,755

New Mexico – 0.5%
NM Mtg Fin Auth, Sngl Fam Mtg Prog Class I Bonds, Ser 2006D,
6.000%, 1-1-37	1,260	1,352
NM Mtg Fin Auth, Sngl Fam Mtg Prog Class I Bonds, Ser 2008D-2,
5.250%, 7-1-30	2,710	2,825

		4,177

New York – 4.5%
Long Island Power Auth, Elec Sys Gen Rev Bonds, Ser 2009A,
6.250%, 4-1-33	1,000	1,157
NYC Indl Dev Agy, Pilot Rev Bonds (Yankee Stadium Proj), Ser 2009A:
0.000%, 3-1-25 (B)	2,675	1,484
0.000%, 3-1-26 (B)	2,685	1,397
0.000%, 3-1-27 (B)	2,500	1,218
NYC, GO Bonds, Ser 2004D,
5.250%, 10-15-21	6,110	6,635
NYC, GO Bonds, Ser 2002C,
5.500%, 3-15-15	2,000	2,021
NYC, GO Bonds, Ser 2003A,
5.750%, 8-1-14	2,000	2,058
NYC, GO Bonds, Ser 2003J,
5.500%, 6-1-19	3,990	4,281
Port Auth of NY and NJ, Consolidated Bonds, One Hundred Twenty-Sixth Ser,
5.500%, 11-15-13	2,000	2,055
Port Auth of NY and NJ, Consolidated Bonds, One Hundred Twenty-Seventh Ser,
5.500%, 12-15-14	3,000	3,093
Port Auth of NY and NJ, Consolidated Bonds, One Hundred Fifty-Second Ser,
5.750%, 11-1-30	4,490	4,996
Suffolk Cnty Indl Dev Agy, Civic Fac Rev Bonds (The Southampton Hosp Assoc Civic Fac), Ser 1999A,
7.250%, 1-1-20	840	841
Suffolk Cnty Indl Dev Agy, Civic Fac Rev Bonds (The Southampton Hosp Assoc Civic Fac), Ser 1999B,
7.625%, 1-1-30	3,895	3,896
Tob Stlmt Fin Corp, Asset-Bkd Rev Bonds (State Contingency Contract Secured), Ser 2003B-1C,
5.500%, 6-1-21	2,000	2,138

		37,270

North Carolina – 1.1%
NC Eastn Muni Power Agy, Power Sys Rev Bonds, Ser 2003C,
5.500%, 1-1-14	3,000	3,266
NC Eastn Muni Power Agy, Power Sys Rev Bonds, Ser 2008C,
6.750%, 1-1-24	1,000	1,223
NC Med Care Comsn, Hlth Care Fac Rev Rfdg Bonds (Univ Hlth Sys of Eastn Carolina), Ser 2008E-2,
6.000%, 12-1-36	2,480	2,769
NC Tpk Auth, Triangle Expressway Sys Rev Bonds, Ser 2009A:
0.000%, 1-1-37 (B)	3,000	856
5.750%, 1-1-39	1,000	1,090

		9,204

Ohio – 1.6%
Cnty of Cuyahoga, OH, Rev Bonds (Cleveland ClinicHlth Sys Oblig Group), Ser 2003A,
6.000%, 1-1-21	1,000	1,084
Greene Cnty Port Auth, Adult Svc Fac Rev Bonds (Greene, Inc. Proj), Ser 2009,
7.500%, 12-1-33	1,000	1,162
OH Air Quality Dev Auth, Air Quality Rev Bonds (OH Vly Elec Corp Proj), Ser 2009E,
5.625%, 10-1-19	2,000	2,203
OH Air Quality Dev Auth, Envirnmt Impvt Rev Bonds (Buckeye Power, Inc. Proj), Ser 2010,
5.750%, 12-1-30	4,500	4,834
OH Hosp Fac Rev Bonds (Summa Hlth Sys 2010 Proj),
5.750%, 11-15-40	1,000	1,009
OH Hosp Rev Bonds (Cleveland Clinic Hlth Sys Oblig Group), Ser 2008A,
5.250%, 1-1-33	2,000	2,089
OH Hsng Fin Agy, Residential Mtg Rev Bonds (Mtg-Bkd Sec Prog), Ser 2008J,
6.200%, 9-1-33	1,155	1,212

		13,593

Oklahoma – 0.3%
Cleveland Cnty Justice Auth, Sales Tax Rev Bonds (Cleveland Cnty Detention Fac Proj), Ser 2009B,
5.750%, 3-1-29	1,500	1,601
OK Muni Power Auth, Power Supply Sys Rev Bonds, Ser 2008A,
5.875%, 1-1-28	1,000	1,151

		2,752

Oregon – 0.1%
The Port of Portland, Portland Intl Arpt, Rev Bonds, Subser 20C,
5.000%, 7-1-22	1,000	1,109

Pennsylvania – 6.1%
Butler Cnty Hosp Auth, Hosp Rev Bonds (Butler Hlth Sys Proj), Ser 2009B,
7.250%, 7-1-39	1,000	1,132
Dauphin Cnty Gen Auth, Hlth Sys Rev Bonds (Pinnacle Hlth Sys Proj), Ser 2009A:
6.000%, 6-1-29	2,000	2,115
6.000%, 6-1-36	2,750	2,883
Lycoming Cnty Auth, Hlth Sys Rev Bonds (Susquehanna Hlth Sys Proj), Ser 2009A,
5.750%, 7-1-39	3,500	3,530
PA Auth for Indl Dev, Rev Bonds (MaST Charter Sch Proj), Ser 2010,
6.000%, 8-1-35	750	775
PA Higher Edu Fac Auth, Rev Bonds (Shippensburg Univ Student Svc, Inc. Student Hsng Proj at Shippensburg Univ of PA), Ser 2011,
6.000%, 10-1-26	2,500	2,677
PA Indl Dev Auth, Econ Dev Rev Bonds, Ser 2002,
5.500%, 7-1-14	2,000	2,065
PA Tpk Comsn, Tpk Sub Rev Bonds, Ser 2009C,
0.000%, 6-1-33 (B)	4,000	3,642
PA Tpk Comsn, Tpk Sub Rev Bonds, Ser 2009D,
5.500%, 12-1-41	2,250	2,377
PA Tpk Comsn, Tpk Sub Rev Bonds, Ser 2010B-2,
0.000%, 12-1-28 (B)	8,500	7,521

Philadelphia Auth for Ind Dev (Mariana Bracetti Academy Charter Sch Proj), Rev Bonds, Ser 2011,
7.250%, 12-15-31	2,600	2,573
Philadelphia, PA, Arpt Rev Bonds, Ser 2010D,
5.250%, 6-15-22	5,000	5,516
Philadelphia, PA, GO Rfdg Bonds, Ser 2008A,
5.250%, 12-15-24	10,750	11,733
Susquehanna Area Rgnl Arpt Auth, Arpt Sys Rev Bonds, Ser 2003A,
5.500%, 1-1-19	2,120	2,130

		50,669

Puerto Rico – 2.8%
Cmnwlth of PR, Pub Impvt Rfdg Bonds (GO Bonds), Ser 2004A,
5.250%, 7-1-21	5,740	5,850
Cmnwlth of PR, Pub Impvt Rfdg Bonds (GO Bonds), Ser 2007A,
5.500%, 7-1-21	1,500	1,657
PR Aqueduct and Sewer Auth, Rev Bonds, Ser A,
5.000%, 7-1-28	1,000	1,040
PR Elec Power Auth, Power Rev Bonds, Ser 2010XX,
5.750%, 7-1-36	4,250	4,544
PR Pub Fin Corp (Cmnwlth Approp Bonds), 2011 Ser B,
5.500%, 8-1-31	1,750	1,793
PR Sales Tax Fin Corp, Sales Tax Rev Bonds, First Sub Ser 2009A,
0.000%, 8-1-32 (B)	5,000	4,710
PR Sales Tax Fin Corp, Sales Tax Rev Bonds, First Sub Ser 2010A,
0.000%, 8-1-33 (B)	4,500	3,522

		23,116

Rhode Island – 1.0%
RI Hlth and Edu Bldg Corp, Hosp Fin Rev Bonds, Lifespan Oblig Group Issue, Ser 2009A,
6.250%, 5-15-30	1,590	1,766
RI Student Loan Auth, Student Loan Prog Rev Bonds, Sr Ser 2008A,
5.250%, 12-1-18	4,330	4,764
RI Student Loan Auth, Student Loan Prog Rev Bonds, Sr Ser 2009A,
6.250%, 12-1-27	1,500	1,610

		8,140

South Carolina – 0.5%
SC Jobs – Econ Dev Auth, Student Hsng Rev Bonds (Coastal Hsng Fndtn, LLC Proj), Ser 2009A,
6.500%, 4-1-42	4,015	4,115

South Dakota – 0.2%
SD Hlth and Edu Fac Auth (Huron Rgnl Med Ctr Issue), Rev Bonds, Ser 1994,
7.300%, 4-1-16	1,720	1,850

Tennessee – 1.5%
Memphis-Shelby Cnty Arpt Auth, Arpt Rfdg Rev Bonds, Ser 2010B,
5.750%, 7-1-25	750	826
Memphis-Shelby Cnty Arpt Auth, Arpt Rfdg Rev Bonds, Ser 2011A-1:
5.750%, 7-1-19	2,220	2,592
5.750%, 7-1-20	1,330	1,547
The Hlth and Edu Fac Board of Johnson City, TN, Hosp Rfdg Rev Bonds (Mountain States Hlth Alliance), Ser 2006A,
5.500%, 7-1-36	3,000	3,004

The Hlth and Edu Fac Board of Johnson City, TN, Hosp Rfdg Rev Bonds (Mountain States Hlth Alliance), Ser 2010A,
6.500%, 7-1-38	2,500	2,687
The Memphis and Shelby Cnty Sports Auth, Inc., Rev Bonds (Memphis Arena Proj), Ser 2002A,
5.500%, 11-1-13	2,000	2,087

		12,743

Texas – 12.0%
Arlington, TX, Spl Tax Rev Bonds, Ser 2008,
5.500%, 8-15-27	2,000	2,249
Bexar Cnty Hlth Fac Dev Corp, Rev Bonds (Army Ret Residence Fndtn Proj), Ser 2010,
6.200%, 7-1-45	3,000	3,102
Cap Area Cultural Ed Fac Fin Corp, Rev Bds (The Roman Catholic Diocese of Austin), Ser 2005B,
6.125%, 4-1-45	1,000	1,034
Cass Cnty Indl Dev Corp, Envirnmt Impvt, Rev Rfdg Bonds, Ser 2009A,
9.250%, 3-1-24	2,500	3,181
Dallas and Fort Worth, TX, Dallas/Fort Worth Intl Arpt, Joint Rev Impvt and Rfdg Bonds, Ser 2001A,
5.875%, 11-1-17	785	788
Dallas and Fort Worth, TX, Dallas/Fort Worth Intl Arpt, Joint Rev Bonds, Ser 2003A,
5.500%, 11-1-19	5,000	5,237
Dallas Independent Sch Dist (Dallas Cnty, TX) Unlimited Tax Sch Bldg Bonds, Ser 2008,
6.375%, 2-15-34	2,500	2,985
Frisco Independent Sch Dist (Collin and Denton Cnty, TX), Unlimited Tax Sch Bldg Bonds, Ser 2008A,
6.000%, 8-15-38	2,500	2,929
Goose Creek Consolidated Independent Sch Dist, Unlimited Tax Rfdg and Sch Bonds, Ser 2002,
5.750%, 2-15-17	980	986
Harris Cnty Hlth Fac Dev Corp, Hosp Rev Rfdg Bonds (Mem Hermann Hlthcare Sys), Ser 2008B,
7.000%, 12-1-27	2,500	2,837
Harris Cnty Hlth Fac Dev Corp, Thermal Util Rev Bonds (Teco Proj), Ser 2008,
5.000%, 11-15-26	2,500	2,713
Harris Cnty-Houston Sports Auth, Sr Lien Rev Bonds, Ser 2001G,
5.750%, 11-15-15	1,500	1,503
Hopkins Cnty Hosp Dist, Hosp Rev Bonds, Ser 2008:
5.750%, 2-15-28	1,000	951
6.000%, 2-15-33	500	475
Lancaster Independent Sch Dist (Dallas Cnty, TX), Unlimited Tax Sch Bldg Bonds, Ser 2004,
5.750%, 2-15-30	6,000	6,665
Lower Colorado River Auth, Rfdg Rev Bonds, Ser 2008A,
6.250%, 5-15-28	2,500	2,928
Lufkin Hlth Fac Dev Corp, Rev Rfdg and Impvt Bonds (Mem Hlth Sys of East TX), Ser 2009,
6.250%, 2-15-37	4,500	4,471
Mission Econ Dev Corp, Solid Waste Disp Rev Bonds (Dallas Clean Enrg McCommas Bluff, LLC Proj), Ser 2011,
5.625%, 12-1-17	5,000	5,112
North TX Twy Auth, Sys Rev Rfdg Bonds, Ser 2008D,
0.000%, 1-1-30 (B)	25,000	9,721
Pharr, TX Higher Edu Fin Auth, Edu Rev Bonds (Idea Pub Sch), Ser 2009A,
6.500%, 8-15-39	1,000	1,020

Tarrant Cnty Cultural Edu Fac Fin Corp, Ret Fac Rev Bonds (NW Sr Hsng Corp – Edgemere Proj), Ser 2006A,
6.000%, 11-15-36	4,000	3,949
Tarrant Cnty Cultural Edu Fac Fin Corp, Ret Fac Rev Bonds (Buckingham Sr Living Cmnty, Inc. Proj), Ser 2007,
5.750%, 11-15-37	3,000	2,790
Trinity River Auth of TX (Tarrant Cnty Water Proj), Impvt Rev Bonds, Ser 2008,
5.750%, 2-1-26	1,500	1,733
TX Private Activity Bond Surface Trans Corp, Sr Lien Rev Bonds (North Tarrant Express Managed Lanes Proj), Ser 2009,
6.875%, 12-31-39	2,000	2,153
TX Private Activity Bond Surface Trans Corp, Sr Lien Rev Bonds (LBJ Infra Group LLC IH-635 Managed Lanes Proj), Ser 2010:
7.500%, 6-30-33	2,250	2,545
7.000%, 6-30-40	5,000	5,432
TX Pub Fin Auth Charter Sch Fin Corp, Edu Rev Bonds (Cosmos Fndtn, Inc.), Ser 2010A,
6.200%, 2-15-40	2,500	2,577
TX Pub Fin Auth, TX Southn Univ Rev Fin Sys Bonds, Ser 2011,
6.750%, 5-1-26	3,740	4,132
TX Tpk Auth, Cent TX Tpk Sys, First Tier Rev Bonds, Ser 2002A,
0.000%, 8-15-26 (B)	24,500	12,695

		98,893

Vermont – 0.1%
VT Hsng Fin Agy, Sngl Fam Hsng Bonds, Ser 27,
5.500%, 11-1-37	895	899

Virgin Islands – 0.1%
VI Pub Fin Auth, Sub Rev Bonds (VI Matching Fund Loan Note – Diageo Proj), Ser 2009A,
6.750%, 10-1-37	1,000	1,095

Virginia – 1.4%
Indl Dev Auth of Roanoke, VA, Hosp Rev Bonds (Carilion Hlth Sys Oblig Group), Ser 2002A:
5.750%, 7-1-14	2,225	2,277
5.500%, 7-1-17	2,000	2,042
Indl Dev Auth of Washington Cnty, VA, Hosp Rev Bonds (Mountain States Hlth Alliance), Ser 2009C,
7.500%, 7-1-29	2,500	2,868
Isle of Wight Cnty, VA, GO Pub Impvt Bonds, Ser 2008B,
6.000%, 7-1-27	1,605	1,903
VA Hsng Dev Auth, Cmnwlth Mtg Bonds, Ser 2008E,
6.375%, 1-1-36	2,035	2,192

		11,282

Washington – 2.9%
Port of Seattle, Rev Bonds, Ser 2001B,
5.625%, 4-1-16	1,000	1,003
Pub Util Dist No. 1, Pend Oreille Cnty, WA, Box Canyon Production Sys Rev Bonds, Ser 2010,
5.750%, 1-1-41	2,250	2,406
Spokane Pub Fac Dist, Rgnl Proj, Spokane Pub Fac Dist, Hotel/Motel Tax and Sales/Use Tax Bonds, Ser 2003,
5.750%, 12-1-19	1,665	1,804
WA Hlth Care Fac Auth, Rev Bonds (Cent WA Hlth Svcs Assoc), Ser 2009,
7.000%, 7-1-39	1,000	1,052

WA Hlth Care Fac Auth, Rev Bonds (Seattle Cancer Care Alliance), Ser 2008,
7.125%, 3-1-29	2,500	2,795
WA Hlth Care Fac Auth, Rev Bonds (Swedish Hlth Svc), Ser 2009A,
6.500%, 11-15-33	1,500	1,581
WA Hlth Care Fac Auth, Rev Bonds (Virginia Mason Med Ctr), Ser 2007C,
5.500%, 8-15-36	2,910	2,815
WA Pub Power Supply Sys, Nuclear Proj No. 1, Rfdg Rev Bonds, Ser 1989B,
7.125%, 7-1-16	8,200	10,268

		23,724

West Virginia – 0.7%
Brooke Cnty, WV, Rev Bonds (Bethany College), Ser 2011A,
6.500%, 10-1-31	1,700	1,777
WV Infra GO Bonds, Ser 1999A,
0.000%, 11-1-13 (B)	4,000	3,930

		5,707

Wisconsin – 0.6%
WI Gen Fund Annual Appropriation Bonds, Ser 2009A,
5.750%, 5-1-33	1,000	1,143
WI Hlth and Edu Fac Auth, Rev Bonds (Aurora Hlth Care, Inc.), Ser 2010A,
5.625%, 4-15-39	1,500	1,549
WI Hlth and Edu Fac Auth, Rev Bonds (Pro Hlth Care, Inc. Oblig Group), Ser 2009,
6.625%, 2-15-39	2,000	2,208

		4,900

Wyoming – 0.2%
Hsng Auth of Cheyenne, Hsng Rev Bonds (Foxcrest II Proj), Ser 2004,
5.750%, 6-1-34	675	631
WY Muni Power Agy, Power Supply Sys Rev Bonds, Ser 2008A,
5.500%, 1-1-28	1,000	1,092

		1,723

TOTAL MUNICIPAL BONDS – 92.2%		$762,842
(Cost: $701,092)

SHORT-TERM SECURITIES
Commercial Paper – 1.7%
CVS Caremark Corporation,
0.390%, 1-10-12 (D)	4,500	4,500
PacifiCorp,
0.430%, 1-3-12 (D)	5,000	4,999
St. Jude Medical, Inc.,
0.150%, 1-12-12 (D)	4,742	4,742

		14,241

Master Note – 0.2%
Toyota Motor Credit Corporation,
0.136%, 1-3-12 (E)	1,538	1,538

Municipal Obligations – 4.5%
CA Pollutn Ctl Fin Auth, Pollutn Ctl Rfdg Rev Bonds (Pacific Gas and Elec Co), Ser C (GTD by JPMorgan Chase Bank, N.A.),
0.030%, 1-3-12 (E)	10,770	10,770
Elmurst, IL, Adj Demand Rev Bonds, Joint Comsn on Accrediation of Hlthcare Org, Ser 1988 (GTD by JPMorgan Chase Bank, N.A.),
0.090%, 1-5-12 (E)	1,170	1,170
Exempla Gen Impvt Dist of Lafayette, CO, Spl Impvt Dist No. 02-01, Spl Assmt Rev Rfdg and Impvt Bonds, Ser 2002 (GTD by Wells Fargo Bank, N.A.),
0.090%, 1-9-12 (E)	500	500

MS Business Fin Corp, Gulf Opp Zone Indl Dev Rev Bonds (Chevron U.S.A. Inc. Proj), Ser 2007D (GTD by Chevron Corporation),
0.030%, 1-3-12 (E)	7,000	7,000
NJ Hlth Care Fac Fin Auth, Rev Bonds, AHS Hosp Corp Issue, Ser 2008C (GTD by JPMorgan Chase & Co.),
0.070%, 1-3-12 (E)	9,000	9,000
Sheridan Redev Agy CO Tax, Var Rfdg S Santa Fe Dr Corridor Redev PJ-Ser A-1 (GTD by JPMorgan Chase & Co.),
0.180%, 1-5-12 (E)	2,000	2,000
Cert of Part, Denver Pub Sch, Var Rate Rfdg Ser 2011A-3 (GTD by Wells Fargo Bank, N.A.),
0.140%, 1-15-12 (E)	5,000	5,000
Uinta Cnty, WY, Pollutn Ctl Rfdg Rev Bonds (Chevron U.S.A. Inc. Proj), Ser 1992 (GTD by Chevron Corporation),
0.030%, 1-3-12 (E)	1,725	1,725

		37,165

TOTAL SHORT-TERM SECURITIES – 6.4%		$52,944
(Cost: $52,944)

TOTAL INVESTMENT SECURITIES – 98.6%		$815,786
(Cost: $754,036)

CASH AND OTHER ASSETS, NET OF LIABILITIES –1.4%		11,412

NET ASSETS – 100.0%		$827,198

Notes to Schedule of Investments

Fair value is defined as the price that the Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – unadjusted quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of December 31, 2011:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Municipal Bonds	$—	$762,842	$—
Short-Term Securities	—	52,944	—
Total	$—	$815,786	$—

There	were no significant transfers between Levels 1 and 2 during the period ended December 31, 2011.

(A)	Purchased on a when-issued basis with settlement subsequent to December 31, 2011.

(B)	Zero coupon bond.

(C)	Non-income producing as the issuer has either missed its most recent interest payment or declared bankruptcy.

(D)	Rate shown is the yield to maturity at December 31, 2011.

(E)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2011. Date shown represents the date that the variable rate resets.

The following acronym is used throughout this schedule:

GTD = Guaranteed

For Federal income tax purposes, cost of investments owned at December 31, 2011 and the related unrealized appreciation (depreciation) were as follows:

Cost	$754,824

Gross unrealized appreciation	63,248
Gross unrealized depreciation	(2,286)
Net unrealized appreciation	$60,962

SCHEDULE OF INVESTMENTS Municipal High Income Fund (in thousands)	DECEMBER 31, 2011 (UNAUDITED)

MUNICIPAL BONDS	Principal	Value

Alabama – 0.2%
Butler Cnty Indl Dev Auth, Envirnmt Impvt Rev Bonds, Ser 2008 A, 7.000%, 9–1–32	$1,000	$1,054

Arizona – 3.0%
AZ Hlth Fac Auth, Rev Bonds (Banner Hlth), Ser 2007B, 1.059%, 1–1–37 (A)	10,000	6,665
Indl Dev Auth of Mohave Cnty, Correctional Fac Contract Rev Bonds (Mohave Prison, LLC Expansion Proj), Ser 2008, 8.000%, 5–1–25	8,000	8,997
Indl Dev Auth of Yavapai, Edu Rev Bonds (AZ Agribusiness and Equine Ctr, Inc. Proj), Se(r 2011, 7.875%, 3–1–42	2,000	2,130
The Indl Dev Auth of Pima, Edu Rev Bonds (Noah Webster Basic Sch Proj), Ser 2004A, 6.125%, 12–15–34	1,500	1,430
The Indl Dev Auth of Tucson, Edu Rev Bonds (Agribusiness and Equine Ctr Proj), Ser 2004A, 6.125%, 9–1–34	1,380	1,255

		20,477

Arkansas – 0.1%
Pub Fac Board of Benton Cnty, AR, Charter Sch Lease Rev Bonds (BCCSO Proj), Ser 2010A, 6.000%, 6–1–40	1,000	1,011

California – 6.6%
Adelanto Pub Auth, Fixed Rate Rfdg Rev Bonds (Util Sys Proj), Ser 2009A, 6.750%, 7–1–39	5,400	5,665
CA Muni Fin Auth, Edu Fac Rev Bonds (American Heritage Edu Fndtn Proj), Ser 2006A, 5.250%, 6–1–36	1,000	829
CA Muni Fin Auth, Edu Fac Rev Bonds (King/Chavez Academies Proj), Ser 2009A, 8.750%, 10–1–39	4,000	4,519
CA Statewide Cmnty Dev Auth, Rev Bonds (Methodist Hosp of Southn CA Proj), Ser 2009, 6.625%, 8–1–29	2,500	3,028
CA Statewide Cmnty Dev Auth, Rev Bonds (Southn CA Presbyterian Homes), Ser 2009, 7.000%, 11–15–29	1,500	1,628
CA Statewide Cmnty Dev Auth, Sch Fac Rev Bonds (Aspire Pub Sch), Ser 2010: 6.000%, 7–1–40	3,000	2,959
6.350%, 7–1–46	1,750	1,767
CA Various Purp GO Bonds, 6.000%, 11–1–39	1,000	1,137
Cert of Part, Oro Grande Elem Sch Dist, Ser 2010, 6.125%, 9–15–40	5,000	5,241
Cmnty Fac Dist No. 15 (Mission Ranch) of Riverside Unif Sch Dist, Spl Tax Bonds (Impvt Area No. 3), Ser 2009A, 6.750%, 9–1–39	1,000	1,030

Golden State Tob Securitization Corp, Tob Stlmt Asset-Bkd Bonds, Ser 2007A-1, 5.125%, 6–1–47	5,000	3,266
Lompoc Redev Agy (Santa Barbara Cnty, CA), Old Town Lompoc Redev Proj, Tax Alloc Bonds, Ser 2010, 6.000%, 9–1–39	2,540	2,565
Palomar Pomerado Hlth, San Diego Cnty, CA, Cert of Part: 6.625%, 11–1–29	2,000	2,134
6.750%, 11–1–39	900	938
Redev Agy for Riverside, Interstate 215 Corridor Redev Proj Area, 2010 Tax Alloc Bonds, Ser E, 6.500%, 10–1–40	2,500	2,706
Redev Agy of Hollister, Cmnty Dev Proj Tax Alloc Bonds (Cnty of San Benito, CA), Ser 2009: 6.750%, 10–1–24	380	417
6.500%, 10–1–26	380	405
6.625%, 10–1–27	330	353
6.750%, 10–1–28	430	462
6.750%, 10–1–29	400	427
7.000%, 10–1–32	1,000	1,082
Redev Agy of San Buenaventura, Merged San Buenaventura Redev Proj, 2008 Tax Alloc Bonds: 7.750%, 8–1–28	1,000	1,109
8.000%, 8–1–38	1,400	1,559

		45,226

Colorado – 8.8%
Arkansas River Power Auth, CO, Power Rev Impvt Bonds, Ser 2006, 5.250%, 10–1–40	2,000	1,813
Arkansas River Power Auth, CO, Power Rev Impvt Bonds, Ser 2008, 6.000%, 10–1–40	4,955	4,993
CO Edu and Cultural Fac Auth, Charter Sch Rev Bonds (The Classical Academy Proj), Ser 2008B, 8.000%, 12–1–38	1,180	1,333
CO Edu and Cultural Fac Auth, Charter Sch Rev Bonds (The Classical Academy Proj), Ser 2008A, 7.400%, 12–1–38	2,700	3,093
CO Edu and Cultural Fac Auth, Charter Sch Rev Bonds (Twin Peaks Charter Academy Proj), Ser 2008, 7.000%, 11–15–38	4,000	4,420
CO Edu and Cultural Fac Auth, Independent Sch Rev Rfdg Bonds (Vail Mountain Sch Proj), Ser 2010, 6.125%, 5–1–40	5,975	6,070
CO Hlth Fac Auth, Rev Bonds (Christian Living Cmnty – Clermont Park Proj), Ser 2006A, 5.750%, 1–1–37	3,000	2,840
CO Hlth Fac Auth, Rev Bonds (Christian Living Cmnty – Clermont Park Proj), Ser 2009A: 8.250%, 1–1–24	875	926
9.000%, 1–1–34	750	798
Kremmling Mem Hosp Dist Proj, Ser 2010, 7.125%, 12–1–45	5,000	5,112
Lincoln Park Metro Dist, Douglas Cnty, CO, GO Rfdg and Impvt Bonds, Ser 2008, 6.200%, 12–1–37	4,000	4,027

North Range Metro Dist No. 2, Adams Cnty, CO, Ltd Tax GO Bonds, Ser 2007, 5.500%, 12–15–37	7,300	6,244
Pine Bluffs Metro Dist, Douglas Cnty CO, GO Ltd Tax Bonds, Ser 2004, 3.480%, 12–1–24 (B)	3,325	1,663
Red Sky Ranch Metro Dist, Eagle Cnty, CO, GO Bonds, Ser 2003, 6.050%, 12–1–33	1,245	1,250
Rgnl Trans Dist, Private Activity Bonds (Denver Transit Partn Eagle P3 Proj), Ser 2010, 6.500%, 1–15–30	3,000	3,210
Sorrel Ranch Metro Dist, Arapahoe Cnty, CO, GO Ltd Tax Bonds, Ser 2006, 5.750%, 12–1–36	2,087	1,860
Tallgrass Metro Dist, Arapahoe Cnty, CO, GO Ltd Tax Rfdg and Impvt Bonds, Ser 2007, 5.250%, 12–1–37	4,427	3,738
Tallyn’s Reach Metro Dist No. 3, Ltd Tax GO Bonds, Ser 2004, 6.750%, 12–1–33	1,585	1,628
Valagua Metro Dist, Eagle Cnty, CO, GO Ltd Tax Bonds, Ser 2008, 7.750%, 12–1–37	3,000	2,404
Wildgrass Metro Dist, Broomfield Cnty, CO, GO Ltd Tax Rfdg Bonds, Ser 2007, 6.200%, 12–1–34	3,472	3,329

		60,751

Connecticut – 0.7%
Harbor Point Infra Impvt Dist (Harbor Point Proj), Spl Oblig Rev Bonds, Ser 2010A, 7.875%, 4–1–39	4,500	4,922

Florida – 3.0%
Brevard Cnty, FL, Indl Dev Rev Bonds (TUFF FL Tech Proj), Ser 2009: 6.500%, 11–1–29	2,250	2,356
6.750%, 11–1–39	2,250	2,370
Cap Trust Agy, Rev Bonds (Million Air One LLC Gen Aviation Fac Proj), Ser 2011, 7.750%, 1–1–41	5,000	5,173
FL Dev Fin Corp, Edu Fac Rev Bonds (Renaissance Charter Sch, Inc. Proj), Ser 2010A, 6.000%, 9–15–40	6,000	5,531
FL Dev Fin Corp, Rev Bonds (Sculptor Charter Sch Proj), Ser 2008A, 7.250%, 10–1–38	2,000	2,077
Hillsborough Cnty Indl Dev Auth, Indl Dev Rev Bonds, Hlth Fac Proj (Univ Cmnty Hosp), Ser 2008B, 8.000%, 8–15–32	2,300	3,322

		20,829

Georgia – 1.2%
DeKalb Cnty, GA, Hosp Auth, Rev Anticipation Cert (DeKalb Med Ctr, Inc. Proj), Ser 2010, 6.125%, 9–1–40	2,000	2,046
Dev Auth of Clayton Cnty, GA, Spl Fac Rev Bonds (Delta Air Lines, Inc. Proj), Ser 2009A, 8.750%, 6–1–29	3,000	3,504
Savannah Econ Dev Auth, First Mtg Rev Bonds (The Marshes of Skidaway Island Proj), Ser 2003A: 7.400%, 1–1–24	660	666
7.400%, 1–1–34	1,725	1,734

		7,950

Guam – 0.8%
Govt of GU, GO Bonds, Ser 1993A, 5.400%, 11–15–18	2,735	2,735
Govt of GU, GO Bonds, Ser 2009A, 7.000%, 11–15–39	2,700	2,829

		5,564

Hawaii – 0.4%
Dept of Budget and Fin of HI, Spl Purp Sr Living Rev Bonds (15 Craigside Proj), Ser 2009A: 8.750%, 11–15–29	400	454
9.000%, 11–15–44	2,000	2,278

		2,732

Illinois – 6.7%
Belleville, IL, Tax Incr Rfdg Rev Bonds (Frank Scott Pkwy Redev Proj), Ser 2007A: 5.000%, 5–1–26	3,000	2,506
5.700%, 5–1–36	2,500	2,115
Chicago Recovery Zone Fac Rev Bonds (Asphalt Operating Svc of Chicago Proj), Ser 2010, 6.125%, 12–1–18	2,500	2,550
Fairview Heights, IL, Tax Incr Rfdg Rev Bonds (Shoppes at St. Clair Square Redev Proj), Ser 2009A, 8.000%, 12–1–28	3,035	3,158
IL Fin Auth, Rev Bonds (Silver Cross Hosp and Med Ctrs), Ser 2009, 7.000%, 8–15–44	5,000	5,267
IL Fin Auth, Rev Bonds (Rush Univ Med Ctr Oblig Group), Ser 2009A, 7.250%, 11–1–38	2,565	2,892
IL Fin Auth, Rev Bonds (Rush Univ Med Ctr Oblig Group), Ser 2009C, 6.625%, 11–1–39	3,000	3,274
Springfield, Sangamon Cnty, IL, Spl Svc Area (Legacy Pointe), Tax Bonds, Ser 2009, 7.875%, 3–1–32	3,500	3,654
Springfield, Sangamon Cnty, IL, Spl Svc Area (Legacy Pointe), Tax Bonds, Ser 2010, 7.500%, 3–1–32	2,000	2,046
SW IL Dev Auth, Local Govt Prog Rev Bonds (Collinsville Ltd Incr Sales Tax Proj), Ser 2007, 5.350%, 3–1–31	2,750	2,101
SW IL Dev Auth, Local Govt Prog Rev Bonds (Granite City Proj), Ser 2008, 7.000%, 12–1–22	4,000	4,105
SW IL Dev Auth, Local Govt Prog Rev Bonds (Granite City Proj), Ser 2009, 8.000%, 1–15–22	1,375	1,444
SW IL Dev Auth, Sr Care Fac Rev Bonds (Eden Ret Ctr, Inc. Proj), Ser 2006, 5.850%, 12–1–36	2,675	1,992
Vlg of Matteson, Cook Cnty, IL, GO Cap Apprec Debt Cert, Ser 2010, 0.000%, 12–1–29 (C)	7,385	6,266
Vlg of Riverdale Cook Cnty, IL, Unlimited Tax GO Bonds, Ser 2011, 8.000%, 10–1–36	2,500	2,645

		46,015

Indiana – 2.4%
Hammond IN, Redev Dist Rev Bonds (Marina Area Proj), Ser 2008, 6.000%, 1–15–17	2,000	2,060
Hendricks Cnty Redev Dist, Tax Incr Rev Rfdg Bonds, Ser 2010B, 6.450%, 1–1–23	1,410	1,464
IN Fin Auth, Rev Bonds (Irvington Cmnty Sch Proj), Ser 2009A, 9.000%, 7–1–39	1,500	1,767
Lake Station 2008 Bldg Corp, Lake Station, IN, First Mtg Bonds, Ser 2010, 6.000%, 7–15–27	2,000	2,179
Westfield Redev Dist, Tax Incr Rev Bonds of 2009, 6.500%, 2–1–30	2,000	2,052

Whitestown, IN, Econ Dev Tax Incr Rev Bonds (Perry Indl Park and Whitestown Crossing Proj), Ser 2010A, 7.000%, 2–1–30	3,920	3,956
Whiting, IN, Redev Dist Tax Incr Rev Bonds (Lakefront Dev Proj), Ser 2010, 6.750%, 1–15–32	3,000	3,048

		16,526

Iowa – 1.6%
Cedar Rapids, IA, First Mtg Rev Bonds (Cottage Grove Place Proj), Ser 2004, 6.500%, 7–1–33	4,135	2,631
Cedar Rapids, IA, First Mtg Rev Bonds (Cottage Grove Place Proj), Ser 1998-A, 5.875%, 7–1–28	5,000	3,281
Coralville, IA (Coralville Marriott Hotel and Convention Ctr), Cert of Part in Base Lease Payments, Ser 2006D, 5.250%, 6–1–26	1,200	1,271
IA Fin Auth, Ret Cmnty Rev Bonds (Edgewater LLC Proj), Ser 2007A, 6.750%, 11–15–37	4,500	3,987

		11,170

Kansas – 3.2%
Arkansas City, KS Pub Bldg Comsn, Rev Bonds (South Cent KS Rgnl Med Ctr), Ser 2009, 7.000%, 9–1–38	3,000	3,343
Atchison, KS, Hosp Rev Bonds (Atchison Hosp Assoc), Ser 2008A, 6.750%, 9–1–30	2,920	2,824
Cert of Part in Rental Payments for Spring Hill Golf Corp, Ser 1998A: 5.750%, 1–15–06 (B)	75	11
6.250%, 1–15–13 (B)	270	41
6.375%, 1–15–20 (B)	325	49
6.500%, 1–15–28 (B)	4,470	670
Lawrence, KS (The Bowersock Mills & Power Co Hydroelec Proj) Indl Rev Bonds (Recovery Zone Fac Bonds), Ser 2010A, 7.625%, 8–1–37	3,500	3,531
Lenexa, KS, Spl Oblig Tax Incr Rev Bonds (City Ctr East Proj I), Ser 2007, 6.000%, 4–1–27 (B)	4,920	3,463
Olathe, KS, Spl Oblig Tax Incr Rev Bonds (West Vlg Ctr Proj), Ser 2007: 5.450%, 9–1–22	1,655	1,126
5.500%, 9–1–26	1,000	671
Olathe, KS, Sr Living Fac Rev Bonds (Catholic Care Campus, Inc.), Ser 2006A, 6.000%, 11–15–38	3,750	3,629
Olathe, KS, Trans Dev Dist Sales Tax Rev Bonds (The Olathe Gateway TDD No. 1a Proj), Ser 2006: 5.000%, 12–1–16 (B)	1,325	583
5.000%, 12–1–28 (B)	1,850	814
Unif Govt of Wyandotte Cnty/Kansas City, KS, Sales Tax Spl Oblig (Redev Proj Area B – Major Multi-Sport Athletic Complex Proj), Ser 2010B, 0.000%, 6–1–21 (C)	1,000	635
Wilson Cnty, KS, Hosp Rev Bonds, Ser 2006, 6.200%, 9–1–26	1,000	972

		22,362

Kentucky – 0.7%
KY Econ Dev Fin Auth, Hosp Rev Bonds, Ser 2010A: 6.375%, 6–1–40	2,000	2,111
6.500%, 3–1–45	2,500	2,651

		4,762

Louisiana – 0.9%
LA Local Govt Envirnmt Fac and Cmnty Dev Auth, Rev Bonds (Shreveport Arpt Cargo Fac Proj), Ser 2008C, 7.000%, 1–1–33	1,000	1,106
New Orleans Aviation Board, Gulf Opp Zone CFC Rev Bonds (Consolidated Rental Car Proj), Ser 2009A, 6.500%, 1–1–40	4,600	4,788

		5,894

Maryland – 0.6%
MD Econ Dev Corp, Econ Dev Rev Bonds (Terminal Proj), Ser B, 5.750%, 6–1–35	1,250	1,260
MD Econ Dev Corp, Port Fac Rfdg Rev Bonds (CNX Marine Terminals Inc. Port of Baltimore Fac), Ser 2010, 5.750%, 9–1–25	3,000	3,082

		4,342

Massachusetts – 1.2%
MA Dev Fin Agy, Rev Bonds, Foxborough Rgnl Charter Sch Issue, Ser 2010, 7.000%, 7–1–42	4,000	4,166
MA Dev Fin Agy, Sr Living Fac Rev Bonds (The Groves in Lincoln Issue), Ser 2009A, 7.875%, 6–1–44	1,100	1,107
MA Dev Fin Agy, Sr Living Fac Rev Bonds (The Groves in Lincoln Issue), Ser 2009C-2, 6.250%, 6–1–14	815	814
MA Indl Fin Agy, Res Recovery Rev Rfdg Bonds (Ogden Haverhill Proj), Ser 1998A, 5.600%, 12–1–19	2,500	2,506

		8,593

Michigan – 6.1%
Detroit, MI Sewage Disp Sys, Sr Lien Rev Rfdg Bonds (Modal Fixed Rate), Ser 2001(C-1), 7.000%, 7–1–27	3,000	3,582
Detroit, MI Sewage Disp Sys, Sr Lien Rev Rfdg Bonds (Modal Fixed Rate), Ser 2003 (B), 7.500%, 7–1–33	3,500	4,236
Flint Hosp Bldg Auth, Bldg Auth Rev Rental Bonds (Hurley Med Ctr), Ser 2010: 7.375%, 7–1–35	1,650	1,721
7.500%, 7–1–39	1,500	1,555
Garden City Hosp Fin Auth, Hosp Rev and Rfdg Bonds (Garden City Hosp Oblig Group), Ser 1998A, 5.750%, 9–1–17	1,320	1,320
Kent Hosp Fin Auth Rev Bonds (Metro Hosp Proj), Ser 2005A, 6.250%, 7–1–40	6,000	5,937
MI Fin Auth, Pub Sch Academy Ltd Oblig Rev Bonds (Old Redford Academy Proj), Ser 2010A, 6.500%, 12–1–40	3,000	2,766
MI Fin Auth, Sr Edu Fac Rev Bonds (St. Catherine of Siena Academy Proj), Ser 2010A, 8.500%, 10–1–45	6,815	7,400
MI Pub Edu Fac Auth, Ltd Oblig Rev Bonds (MI Technical Academy Proj), Ser 2006: 6.375%, 2–1–26	1,000	961
6.500%, 2–1–36	1,000	930
Royal Oak Hosp Fin Auth, Hosp Rev and Rfdg Bonds (William Beaumont Hosp Oblig Group), Ser 2009V, 8.250%, 9–1–39	7,000	8,375
The Econ Dev Corp of Dearborn, MI, Ltd Oblig Rev and Rfdg Rev Bonds (Henry Ford Vlg, Inc. Proj), Ser 2008: 6.000%, 11–15–18	1,090	1,094
7.000%, 11–15–38	2,250	2,142

		42,019

Missouri – 12.3%
St. Louis Cnty, MO, Rev Notes (Lambert Arpt Eastn Perimeter Redev Proj-RPA1), Sr Ser B, 9.000%, 11–1–31	3,000	3,005
Arnold, MO, Real Ppty Tax Incr Rev Bonds (Arnold Triangle Redev Proj), Ser 2009A, 7.750%, 5–1–28	3,060	3,306
Arnold, MO, Sales Tax Incr Rev Bonds (Arnold Triangle Redev Proj), Ser 2009B, 8.000%, 5–1–28	2,000	2,084
Ballwin, MO, Tax Incr Rfdg and Impvt Rev Bonds (Ballwin Town Ctr Redev Proj), Ser 2002A, 6.250%, 10–1–17	2,200	2,165
Broadway-Fairview Trans Dev Dist (Columbia, MO), Trans Sales Tax Rev Bonds, Ser 2006A: 5.875%, 12–1–31	675	521
6.125%, 12–1–36	675	522
Chillicothe, MO, Tax Incr Rev Bonds (South U.S. 65 Proj), Ser 2006: 5.625%, 4–1–24	860	743
5.625%, 4–1–27	1,500	1,251
Crossings Cmnty Impvt Dist, Rev Bonds (Wildwood, MO), Ser 2006, 5.000%, 3–1–26	2,000	1,854
Grindstone Plaza Trans Dev Dist (Columbia, MO), Trans Sales Tax Rev Bonds, Ser 2006A: 5.250%, 10–1–21	500	415
5.400%, 10–1–26	760	584
5.500%, 10–1–31	1,500	1,102
5.550%, 10–1–36	400	286
Hlth and Edu Fac Auth of MO, Edu Fac Rfdg Rev Bonds, Rockhurst Univ, Ser 2011A: 6.500%, 10–1–30	1,500	1,589
6.500%, 10–1–35	1,000	1,056
Indl Dev Auth of Kansas City, MO, Rev Bonds (Plaza Library Proj), Ser 2004, 5.900%, 3–1–24	2,500	2,515
Jennings, MO, Tax Incr and Cmnty Impvt Rfdg Rev Bonds (Northland Redev Area Proj), Ser 2006, 5.000%, 11–1–23	2,600	2,364
Lakeside 370 Levee Dist (St. Charles Cnty, MO), Levee Dist Impvt Bonds, Ser 2008, 7.000%, 4–1–28	5,700	5,338
Land Clearance for Redev Auth of St. Louis, Recovery Zone Fac Bonds (Kiel Opera House Proj), Ser 2010B, 7.000%, 9–1–35	3,000	3,021
Liberty, MO, Tax Incr Rev Bonds (Liberty Triangle Proj), Ser 2004, 5.750%, 9–1–24	650	591
M150 and 135th Street Trans Dev Dist, Trans Sales Tax Rev Bonds (State Line Station Proj-Kansas City), Ser 2004, 6.000%, 10–1–34	2,700	2,625
Manchester, MO, Tax Increment and Trans Rfdg Rev Bonds (Hwy 141/Manchester Road Proj), Ser 2010, 6.875%, 11–1–39	5,000	5,153
MO Dev Fin Board, Infra Fac Rev Bonds (Branson Landing Proj), Ser 2004A, 5.500%, 12–1–24	2,000	2,065
MO Dev Fin Board, Infra Fac Rev Bonds (Branson Landing Proj), Ser 2005A, 6.000%, 6–1–20	1,000	1,131
MO Dev Fin Board, Research Fac Rev Bonds (Midwest Research Institute Proj), Ser 2007, 4.500%, 11–1–27	3,500	3,343

St. Louis Muni Fin Corp, Compound Int Leasehold Rev Bonds (Convention Ctr Cap Impvt Proj), Ser 2010A: 0.000%, 7–15–36 (C)	1,500	349
0.000%, 7–15–37 (C)	2,500	545
Stone Canyon Cmnty Impvt Dist, Independence, MO, Rev Bonds (Pub Infra Impvt Proj), Ser 2007, 5.750%, 4–1–27	1,250	951
The Elm Point Commons Cmnty Impvt Dist (St. Charles, MO), Spl Assmt Bonds, Ser 2007, 5.750%, 3–1–27	1,645	1,503
The Indl Dev Auth of Branson, MO, Tax Incr Rev Bonds (Branson Shoppes Redev Proj), Ser 2006A, 5.950%, 11–1–29	2,900	2,678
The Indl Dev Auth of Bridgeton, MO, Sales Tax Rev Bonds (Hilltop Cmnty Impvt Dist Proj), Ser 2008A, 5.875%, 11–1–35	2,500	1,838
The Indl Dev Auth of Grandview, MO, Tax Incr Rev Bonds (Grandview Crossing Proj 1), Ser 2006, 5.750%, 12–1–28 (B)	1,000	260
The Indl Dev Auth of Kansas City, MO, Hlth Care Fac First Mtg Rev Bonds (The Bishop Spencer Place Proj), Ser 1994: 6.250%, 1–1–24	5,000	5,039
6.500%, 1–1–35	3,000	2,993
The Indl Dev Auth of Kirkwood, MO, Ret Cmnty Rev Bonds (Aberdeen Heights Proj), Ser 2010C-2, 7.000%, 11–15–15	2,500	2,510
The Indl Dev Auth of Lee’s Summit, MO, Infra Fac Rev Bonds (Kensington Farms Impvt Proj), Ser 2007, 5.750%, 3–1–29	1,185	991
The Indl Dev Auth of Lee’s Summit, MO, Sr Living Fac Rev Bonds (John Knox Vlg Oblig Group), Ser 2007A, 5.125%, 8–15–32	1,000	966
The Indl Dev Auth of Moberly, MO, Annual Appropriation Recovery Zone Fac Bonds (Proj Sugar), Ser 2010-C, 6.000%, 9–1–24 (B)	4,000	1,400
The Indl Dev Auth of Platte Cnty, MO, Trans Rev Bonds (Zona Rosa Phase II Retail Proj), Ser 2007, 6.850%, 4–1–29	3,000	2,934
The Indl Dev Auth of St. Joseph, MO, Hlthcare Rev Bonds (Living Cmnty of St. Joseph Proj), Ser 2002, 7.000%, 8–15–32	7,000	6,593
The Indl Dev Auth of St. Louis, MO, Tax Incr and Cmnty Impvt Dist Rfdg Rev Bonds (Loughborough Commons Redev Proj), Ser 2007, 5.750%, 11–1–27	1,500	1,406
Univ Place Trans Dev Dist (St. Louis Cnty, MO), Sub Trans Sales Tax and Spl Assmt Rev Bonds, Ser 2009, 7.500%, 4–1–32	3,000	3,352

		84,937

Nevada – 2.2%
Clark Cnty, NV, Spl Impvt Dist No. 142 (Mountain’s Edge), Local Impvt Bonds, Ser 2003: 5.800%, 8–1–15	1,840	1,897
6.100%, 8–1–18	1,380	1,422
6.375%, 8–1–23	2,345	2,394
Las Vegas Redev Agy, NV, Tax Incr Rev Bonds, Ser 2009A, 8.000%, 6–15–30	5,000	5,728
Overton Power Dist No. 5 (NV), Spl Oblig Rev Bonds, Ser 2008, 8.000%, 12–1–38	3,000	3,526

		14,967

New Hampshire – 0.0%
Lisbon Regional Sch Dist, NH, GO Cap Apprec Sch Bonds, 0.000%, 2–1–13 (C)	210	208

New Jersey – 1.6%
NJ Econ Dev Auth, Spl Fac Rev Bonds (Continental Airlines, Inc. Proj), Ser 1999, 6.250%, 9–15–19	5,665	5,640
NJ Edu Fac Auth, Rev Rfdg Bonds, Univ of Medicine and Dentistry of NJ Issue, Ser 2009B, 7.500%, 12–1–32	2,500	2,942
Tob Stlmt Fin Corp, Tob Stlmt Asset-Bkd Bonds, Ser 2007-1A, 5.000%, 6–1–41	3,760	2,712

		11,294

New York – 2.9%
Nassau Cnty Indl Dev Agy, Continuing Care Ret Cmnty Rev Bonds (Amsterdam at Harborside Proj), Ser 2007A: 6.500%, 1–1–27	1,500	1,297
6.700%, 1–1–43	5,000	3,981
NYC Indl Dev Agy, Spl Fac Rev Bonds (American Airlines, Inc. JFK Intl Arpt Proj), Ser 2005: 7.500%, 8–1–16	2,500	2,223
7.750%, 8–1–31	3,500	3,108
Suffolk Cnty Indl Dev Agy, Assisted Living Fac Rev Bonds (Medford Hamlet Assisted Living Proj), Ser 2005, 6.375%, 1–1–39	2,000	1,733
Suffolk Cnty Indl Dev Agy, Civic Fac Rev Bonds (The Southampton Hosp Assoc Civic Fac), Ser 1999A: 7.250%, 1–1–20	2,040	2,042
7.250%, 1–1–30	1,000	1,000
Suffolk Cnty Indl Dev Agy, Civic Fac Rev Bonds (The Southampton Hosp Assoc Civic Fac), Ser 1999B, 7.625%, 1–1–30	4,840	4,842

		20,226

Ohio – 2.0%
Greene Cnty Port Auth, Adult Svc Fac Rev Bonds (Greene, Inc. Proj), Ser 2009, 7.500%, 12–1–33	3,500	4,068
OH Air Quality Dev Auth, Air Quality Rev Bonds (OH Vly Elec Corp Proj), Ser 2009E, 5.625%, 10–1–19	4,315	4,753
Summit Cnty Port Auth, OH (Cleveland – Flats East Dev Proj), Ser 2010B, 6.875%, 5–15–40	1,250	1,290
Toledo-Lucas Cnty Port Auth, Dev Rev Bonds (Toledo Express Arpt Proj), Ser 2004C, 6.375%, 11–15–32	3,875	3,781

		13,892

Oklahoma – 0.9%
OK Cnty Fin Auth, Ret Fac Rev Bonds (Concordia Life Care Cmnty), Ser 2005: 6.125%, 11–15–25	2,000	1,986
6.000%, 11–15–38	4,550	4,187

		6,173

Oregon – 1.5%
Hosp Fac Auth of Deschutes Cnty, OR, Hosp Rev Rfdg Bonds (Cascade Hltcare Cmnty, Inc.), Ser 2008, 8.250%, 1–1–38	4,000	4,926

Port of Portland, OR, Portland Intl Arpt, Passenger Fac Charge Rev Bonds, Ser 2011A, 5.500%, 7–1–30	5,000	5,638

		10,564

Pennsylvania – 1.4%
Butler Cnty Hosp Auth, Hosp Rev Bonds (Butler Hlth Sys Proj), Ser 2009B, 7.250%, 7–1–39	3,000	3,395
Delaware Cnty Indl Dev Auth, Charter Sch Rev Bonds (Chester Cmnty Charter Sch Proj), Ser 2010A, 6.125%, 8–15–40	5,000	4,758
The Borough of Langhorne Manor, Higher Edu and Hlth Auth (Bucks Cnty, PA), Hosp Rev Bonds (Lower Bucks Hosp), Ser 1992: 7.300%, 7–1–12 (B)	1,850	629
7.350%, 7–1–22 (B)	3,400	1,156

		9,938

Puerto Rico – 1.0%
PR Elec Power Auth, Power Rev Bonds, Ser 2010XX, 5.250%, 7–1–40	2,000	2,050
PR Sales Tax Fin Corp, Sales Tax Rev Bonds, First Sub Ser 2009A, 6.375%, 8–1–39	4,500	5,027

		7,077

South Carolina – 1.0%
SC Jobs – Econ Dev Auth, Rev Bonds (The Woodlands at Furman Proj), Ser 2007A: 6.000%, 11–15–37	1,000	501
6.000%, 11–15–42	2,500	1,250
SC Jobs – Econ Dev Auth, Student Hsng Rev Bonds (Coastal Hsng Fndtn, LLC Proj), Ser 2009A, 6.500%, 4–1–42	5,000	5,124

		6,875

Tennessee – 0.8%
Upper Cumberland Gas Util Dist (Cumberland Cnty, TN) Gas Sys Rev Rfdg Bonds, Ser 2005: 6.800%, 5–1–19	1,850	1,826
6.900%, 5–1–29	3,750	3,600

		5,426

Texas – 12.9%
Bexar Cnty Hlth Fac Dev Corp, Rev Bonds (Army Ret Residence Fndtn Proj), Ser 2010, 6.200%, 7–1–45	1,750	1,809
Cass Cnty Indl Dev Corp, Envirnmt Impvt Rev Bonds, Ser 2009A, 9.500%, 3–1–33	3,500	4,399
Cent TX Rgnl Mobility Auth, Sr Lien Rev Bonds, Ser 2010: 0.000%, 1–1–36 (C)	2,000	433
0.000%, 1–1–40 (C)	1,500	252
Hackberry, TX, Combination Spl Assmt and Contract Rev Road Bonds (Hackberry Hidden Cove Pub Impvt Dist No. 2 Proj), Ser 2009A, 9.000%, 9–1–38	3,000	3,129
Harris Cnty Cultural Edu Fac Fin Corp, Rev Rfdg Bonds (Space Ctr Houston Proj), Sr Ser 2009, 7.000%, 8–15–28	4,500	4,542
Harris Cnty Hlth Fac Dev Corp, Hosp Rev Rfdg Bonds (Mem Hermann Hlthcare Sys), Ser 2008B, 7.250%, 12–1–35	2,000	2,290

HFDC of Cent TX, Inc., Ret Fac Rev Bonds (The Vlg at Gleannloch Farms, Inc. Proj), Ser 2006A: 5.250%, 2–15–12	600	600
5.250%, 2–15–13	600	597
5.250%, 2–15–14	700	690
5.250%, 2–15–15	700	681
5.500%, 2–15–27	1,500	1,203
Hopkins Cnty Hosp Dist, Hosp Rev Bonds, Ser 2008, 6.000%, 2–15–38	1,600	1,489
La Vernia Higher Edu Fin Corp (KIPP, Inc.), Ser 2009A, 6.375%, 8–15–44	2,000	2,142
La Vernia Higher Edu Fin Corp (Winfree Academy Charter Sch), Edu Rev Bonds, Ser 2009, 9.000%, 8–15–38	5,405	6,318
Lubbock Hlth Fac Dev Corp, First Mtg Rev and Rfdg Bonds (Carillon Sr Life Care Cmnty Proj), Ser 2005A, 6.625%, 7–1–36	6,000	5,671
Lufkin Hlth Fac Dev Corp, Rev Rfdg and Impvt Bonds (Mem Hlth Sys of East TX), Ser 2007, 5.500%, 2–15–37	2,320	2,087
Lufkin Hlth Fac Dev Corp, Rev Rfdg and Impvt Bonds (Mem Hlth Sys of East TX), Ser 2009, 6.250%, 2–15–37	4,500	4,471
Mission Econ Dev Corp, Solid Waste Disp Rev Bonds (Dallas Clean Enrg McCommas Bluff, LLC Proj), Ser 2011, 6.875%, 12–1–24	2,000	2,047
Pharr, TX Higher Edu Fin Auth, Edu Rev Bonds (Idea Pub Sch), Ser 2009A: 6.250%, 8–15–29	900	909
6.500%, 8–15–39	1,800	1,837
Tarrant Cnty Cultural Edu Fac Fin Corp, Charter Sch Rev Bonds (Trinity Basin Preparatory Proj), Ser 2009A: 7.300%, 6–1–29	500	541
7.750%, 6–1–39	1,200	1,321
Tarrant Cnty Cultural Edu Fac Fin Corp, Ret Fac Rev Bonds (NW Sr Hsng Corp – Edgemere Proj), Ser 2006A, 6.000%, 11–15–36	6,000	5,923
Tarrant Cnty Cultural Edu Fac Fin Corp, Ret Fac Rev Bonds (Buckingham Sr Living Cmnty, Inc. Proj), Ser 2007, 5.750%, 11–15–37	6,000	5,581
Tarrant Cnty Cultural Edu Fac Fin Corp, Ret Fac Rev Bonds (Mirador Proj), Ser 2010A: 8.125%, 11–15–39	750	755
8.250%, 11–15–44	7,000	7,075
TX Private Activity Bond Surface Trans Corp, Sr Lien Rev Bonds (North Tarrant Express Managed Lanes Proj), Ser 2009, 6.875%, 12–31–39	5,000	5,383
TX Private Activity Bond Surface Trans Corp, Sr Lien Rev Bonds (LBJ Infra Group LLC IH–635 Managed Lanes Proj), Ser 2010: 7.500%, 6–30–32	1,500	1,702
7.000%, 6–30–40	6,000	6,519
TX Pub Fin Auth Charter Sch Fin Corp, Edu Rev Bonds (Cosmos Fndtn, Inc.), Ser 2010A, 6.200%, 2-15-40	2,500	2,577
TX Pub Fin Auth Charter Sch Fin Corp, Edu Rev Bonds (Odyssey Academy, Inc.), Ser 2010A, 7.125%, 2-15-40	3,000	3,120

		88,093

Utah – 0.6%
Muni Bldg Auth of Uintah Cnty, UT, Lease Rev Bonds, Ser 2008A: 5.300%, 6–1–28	2,000	2,154
5.500%, 6–1–37	2,000	2,092

		4,246

Virginia – 2.8%
Econ Dev Auth of James City Cnty, VA, Residential Care Fac Rev Bonds (VA Utd Methodist Homes of Williamsburg, Inc.), Ser 2007A: 5.400%, 7-1-27	2,500	1,725
5.500%, 7-1-37	3,800	2,429
Indl Dev Auth of Smyth Cnty, VA, Hosp Rev Bonds (Mountain States Hlth Alliance), Ser 2009A, 8.000%, 7-1-38	5,000	5,783
Marquis Cmnty Dev Auth, Rev Bonds, Ser 2007, 5.625%, 9-1-18	4,000	2,849
Norfolk Redev and Hsng Auth, First Mtg Rev Bonds (Fort Norfolk Ret Cmnty, Inc. – Harbor’s Edge Proj), Ser 2004A: 6.000%, 1-1-25	1,050	996
6.125%, 1-1-35	3,640	3,373
Norfolk Redev and Hsng Auth, Multifam Rental Hsng Fac Rev Bonds (1016 Ltd Partnership – Sussex Apt Proj), Ser 1996, 8.000%, 9-1-26	2,330	2,330

		19,485

Washington – 1.5%
Port of Sunnyside, Yakima Cnty, WA, Rev Bonds (Indl Wastewater Treatment Sys), Ser 2008, 6.625%, 12-1-21	2,250	2,300
Pub Hosp Dist No. 1, Skagit Cnty, WA (Skagit Vly Hosp), Hosp Rev Bonds, Ser 2007: 5.625%, 12-1-25	1,500	1,586
5.750%, 12-1-28	1,510	1,582
WA Hlth Care Fac Auth, Rev Bonds (Seattle Cancer Care Alliance), Ser 2008, 7.375%, 3-1-38	4,100	4,621

		10,089

Wisconsin – 0.7%
WI Hlth and Edu Fac Auth, Rev Bonds (Beaver Dam Cmnty Hosp, Inc. Proj), Ser 2004A: 6.500%, 8-15-24	1,000	1,003
6.500%, 8-15-26	2,000	2,020
WI Hlth and Edu Fac Auth, Rev Bonds (Beloit College), Ser 2010A: 6.125%, 6-1-35	1,000	1,016
6.125%, 6-1-39	1,000	1,013

		5,052

Wyoming – 0.6%
WY Muni Power Agy, Power Supply Sys Rev Bonds, Ser 2008A, 5.500%, 1-1-38	4,000	4,247

TOTAL MUNICIPAL BONDS – 94.9%		$654,988
(Cost: $651,390)

SHORT-TERM SECURITIES
Commercial Paper – 1.6%
General Mills, Inc., 0.185%, 1–5–12 (D)	8,440	8,440
PacifiCorp, 0.430%, 1–3–12 (D)	2,197	2,197

		10,637

Municipal Obligations – 2.2%
CA Pollutn Ctl Fin Auth, Pollutn Ctl Rfdg Rev Bonds (Pacific Gas and Elec Co), Ser C (GTD by JPMorgan Chase Bank, N.A.), 0.030%, 1-3-12 (E)	1,958	1,958

Exempla Gen Impvt Dist of Lafayette, CO, Spl Impvt Dist No. 02-01, Spl Assmt Rev Rfdg and Impvt Bonds, Ser 2002 (GTD by Wells Fargo Bank, N.A.), 0.090%, 1–9–12 (E)	350	350
MI Strategic Fund, Var Rate Demand Ltd Oblig Rev Bonds (Air Products and Chemicals, Inc. Proj), Ser 2007 (GTD by Bank of New York (The)), 0.050%, 1–3–12 (E)	7,823	7,823
Sheridan Redev Agy CO Tax, Var Rfdg S Santa Fe Dr Corridor Redev PJ-Ser A-1 (GTD by JPMorgan Chase & Co.), 0.180%, 1–5–12 (E)	2,000	2,000
Cert of Part, Denver Pub Sch, Var Rate Rfdg Ser 2011A-3 (GTD by Wells Fargo Bank, N.A.), 0.140%, 1–15–12 (E)	2,875	2,875
Uinta Cnty, WY, Pollutn Ctl Rfdg Rev Bonds (Chevron U.S.A. Inc. Proj), Ser 1992 (GTD by Chevron Corporation), 0.030%, 1–3–12 (E)	517	517

		15,523

TOTAL SHORT-TERM SECURITIES – 3.8%		$26,160
(Cost: $26,160)

TOTAL INVESTMENT SECURITIES – 98.7%		$681,148
(Cost: $677,550)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 1.3%		9,116

NET ASSETS – 100.0%		$690,264

Notes to Schedule of Investments

Fair value is defined as the price that the Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – unadjusted quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of December 31, 2011:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Municipal Bonds	$—	$649,112	$5,876
Short-Term Securities	—	26,160	—
Total	$—	$675,272	$5,876

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Municipal Bonds
Beginning Balance 10-1-11	$8,429
Net realized gain (loss)	(1,651)
Net change in unrealized appreciation (depreciation)	1,751
Purchases	—
Sales	(938)
Transfers into Level 3 during the period	1,785
Transfers out of Level 3 during the period	(3,500)
Ending Balance 12-31-11	$5,876
Net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of 12-31-11	$(32)

Transfers from Level 2 to Level 3 occurred generally due to the lack of observable market data due to decreased market activity or information for these securities. Transfers from Level 3 to Level 2 occurred generally due to the increased availability of observable market data due to increased market activity or information. As shown above, transfers in and out of Level 3 represent the value at the later of the beginning of the fiscal period or the purchase date of the security. There were no significant transfers between Levels 1 and 2 during the period ended December 31, 2011.

(A)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2011.

(B)	Non-income producing as the issuer has either missed its most recent interest payment or declared bankruptcy.

(C)	Zero coupon bond.

(D)	Rate shown is the yield to maturity at December 31, 2011.

(E)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2011. Date shown represents the date that the variable rate resets.

The following acronym is used throughout this schedule:

GTD = Guaranteed

For Federal income tax purposes, cost of investments owned at December 31, 2011 and the related unrealized appreciation (depreciation) were as follows:

Cost	$676,669
Gross unrealized appreciation	38,755
Gross unrealized depreciation	(34,276)
Net unrealized appreciation	$4,479

ITEM 2.    CONTROLS AND PROCEDURES.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant’s management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.    EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Waddell & Reed Advisors Funds
(Registrant)

By	/s/ Mara D. Herrington
Mara D. Herrington, Vice President and Secretary

Date: February 17, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Henry J. Herrmann
Henry J. Herrmann, Principal Executive Officer

Date: February 17, 2012

By	/s/ Joseph W. Kauten
Joseph W. Kauten, Principal Financial Officer

Date: February 17, 2012